LIBERTY TAX-MANAGED FUNDS

                                  Annual Report
                                October 31, 2002


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

                            LIBERTY TAX-MANAGED FUNDS

                                  Annual Report
                                October 31, 2002


[photo of man and woman smiling]


                      ELIMINATE CLUTTER IN TWO EASY STEPS.
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               To sign up for eDelivery, go to www.icsdelivery.com

 PRESIDENT'S MESSAGE

[photo of Keith T. Banks]


Dear Shareholder:
The past 12 months have been among the most challenging in a generation for US stock market investors. Although the economy picked up quickly after a brief recession, it failed to provide convincing evidence that it could remain on an upward path. Consumers have been largely responsible for the 3% growth that the economy has averaged during 2002, but US businesses have kept spending in check. As a result, prospects for a robust recovery in profits, in job growth and in key sectors of the economy, such as technology and telecommunications, have dimmed and the stock market has stalled. Value stocks generally outperformed growth stocks, but both investment styles chalked up negative returns.

In contrast to a weak stock market, the bond market has offered investors the best opportunities during the year, a reminder that diversification can help cushion the impact of weakness in one asset class. Diversification calls for consistent exposure to a variety of asset classes and a strategy for rebalancing your holdings as market movements change your portfolio weightings.

In the report that follows, your portfolio managers will talk in greater detail about the events of the period and the factors that affected fund performance. As always, we thank you for investing in Liberty Funds. Sincerely,

/s/ Keith T. Banks

Keith T. Banks

Liberty Tax-Managed Aggressive Growth Fund
Net asset value per share as of 10/31/02 ($)
         Class A                6.44
         Class B                6.33
         Class C                6.33
         Class Z                6.43

Liberty Tax-Managed Growth Fund
Net asset value per share as of 10/31/02 ($)
         Class A               10.87
         Class B               10.39
         Class C               10.39
         Class E               10.82
         Class F               10.41
         Class Z               10.96

Liberty Tax-Managed Growth Fund II
Net asset value per share as of 10/31/02 ($)
         Class A                6.94
         Class B                6.80
         Class C                6.78
         Class Z                6.97

Liberty Tax-Managed Value Fund
Net asset value per share as of 10/31/02 ($)
         Class A                8.89
         Class B                8.68
         Class C                8.68
         Class Z                8.96


             o NOT FDIC INSURED o May lose value o No bank guarantee


Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

No taxable income or capital gains distribution since inception

No new taxes

In keeping with our funds' objective, we once again can report returns without passing taxable distributions to our shareholders. For those keeping track, this marks the twelfth consecutive report -- covering the past six years for the Liberty Tax-Managed Growth Fund, the eldest in our tax-managed family -- in which we have been able to report that there had been no payment of taxable distributions. We want to remind you that while we can't guarantee this will always be the case, we are proud of our "non-taxing" track record and will strive to continue the streak.

The chart on this page offers a comparison between pre-tax and after-tax returns for the Liberty line of tax-managed funds. As you can see, the returns after taxes on distributions retained the full percentage returns before taxes for the time periods shown, assuming that shares were held through the end of the period. In this case, total returns after taxes on distributions were the same as the pre-tax returns because none of the funds distributed taxable gains during the period.

In the future, the funds may be required to distribute taxable income and capital gains from time to time. In addition, market conditions may limit the funds' ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may also require the funds to sell securities and realize gains. Finally, the ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.




Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the historically highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown may not be relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                      AVERAGE ANNUAL TOTAL RETURNS, CLASS A
                      SHARES WITH SALES CHARGE FOR THE YEAR
                               THAT ENDED 10/31/02

                                                        1-year  5-year    Life
--------------------------------------------------------------------------------
Liberty Tax-Managed Aggressive Growth Fund (since 8/1/00)
Returns before taxes                                    -13.44    n/a    -24.97
Returns after taxes on distributions                    -13.44    n/a    -24.97
   Returns after taxes on distributions
     and sale of fund shares                             -8.25    n/a    -19.19
   S&P MidCap 400 Index*                                 -4.78    n/a     -5.09
--------------------------------------------------------------------------------
Liberty Tax-Managed Growth Fund (since 12/30/96)
   Returns before taxes                                 -19.20  -3.18      0.28
   Returns after taxes on distributions                 -19.20  -3.18      0.28
   Returns after taxes on distributions
     and sale of fund shares                            -11.79  -2.51      0.22
   S&P 500 Index*                                       -15.10   0.73      4.60
--------------------------------------------------------------------------------
Liberty Tax-Managed Growth Fund II (since 3/7/00)
   Returns before taxes                                 -17.38    n/a    -20.45
   Returns after taxes on distributions                 -17.38    n/a    -20.45
   Returns after taxes on distributions
     and sale of fund shares                            -10.67    n/a    -15.68
   S&P 500 Index*                                       -15.10    n/a    -13.85
--------------------------------------------------------------------------------
Liberty Tax-Managed Value Fund (since 6/1/99)
   Returns before taxes                                 -26.50    n/a     -9.98
   Returns after taxes on distributions                 -26.50    n/a     -9.98
   Returns after taxes on distributions
     and sale of fund shares                            -16.27    n/a     -7.77
   S&P 500 Index*                                       -15.10    n/a     -9.47
--------------------------------------------------------------------------------

* Index performance in the "life" category begins on the last day of the month closest to the fund's inception date. For example, if the inception date is March 7, 2000, then index performance is from February 29, 2000.

     Indexes do not reflect any deduction for fees, expenses or taxes. After-tax returns are shown for class A shares only; after-tax returns for other share classes will vary.

Portfolio Manager's Report - Liberty Tax-Managed Aggressive Growth Fund


Top 10 holdings as of 10/31/02 (%)

AmerisourceBergen                  3.3
Intuit                             3.2
Caremark Rx                        3.1
HCA                                2.8
Cox Radio, Class A                 2.8
Ambac Financial Group              2.8
Bed Bath & Beyond                  2.8
Corporate Executive Board          2.7
Education Management               2.6
Federated Investors, Class B       2.5

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

Bought
--------------------------------------------------------------------------------
NOVELLUS SYSTEMS (0.9% of net assets)
We invested in Novellus Systems, a leader in copper technology and provider to the semiconductor industry, because we believe it could enjoy a strong rebound from historical lows if capital spending improves and demand for technology services returns to healthier levels.

Sold
--------------------------------------------------------------------------------
TIFFANY & CO.
Softer consumer spending on luxury items in the face of a lackluster economy and rising job losses hurt the business prospects of this brand name luxury-goods provider in the United States and Japan.

This fund invests primarily in stocks of small- and mid-capitalization companies in seeking long-term capital growth while reducing shareholder exposure to taxes.

For the 12-month period ended October 31, 2002, Liberty Tax-Managed Aggressive Growth Fund class A shares returned negative 8.13%, without a sales charge. The fund underperformed the S&P MidCap 400 Index, which returned negative 4.78%. The primary reason the fund lagged the S&P MidCap 400 Index was that the index includes a significant number of value stocks, which generally outperformed growth stocks -- the fund's principal area of focus. However, the fund performed significantly better than the Russell Midcap Growth Index, which returned negative 17.61%, and it outperformed its peer group, the Morningstar(R) MidCap Growth Funds Category, which returned negative 17.39%.1 Good stock selection and the fund's relatively high exposure to consumer discretionary and financial services stocks accounted for the fund's strong performance relative to its peer group. An underweight in technology also helped relative performance.

The fund paid no taxable distributions during the past year, maintaining its record of no taxable distributions since inception.

A good start, then a fizzle

The period started on a strong note as healthy discretionary consumer spending in the aftermath of September 11 and a big bounce in many technology stocks from their drastic lows fueled an early advance by growth stocks. But a persistently lackluster economy, driven

---------------
1 (C)2002 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

primarily by scarce capital spending, led to downward earnings revisions and other external forces further dampened investor optimism. By the end of the first quarter of 2002, the rally had fizzled.

Help from retail, financials, technology

Despite a challenging environment, the fund's emphasis on retail and financial stocks and good stock selection within both sectors helped performance relative to its peer group. Retailer Bed Bath & Beyond (2.8% of net assets)2 gained market share in home-related products at the expense of department stores and turned in consistently strong earnings, which translated into solid performance. Financial stock East West Bancorp (2.4% of net assets) made positive contributions in a sector that had more life than the market as a whole. Our underweight position in technology stocks also helped limit the downdraft as the technology sector continued to lose ground.

Industrials lag, health care a mixed bag

Industrial stocks, whose prospects are more closely pegged to the economy than many other categories, hurt fund performance. In this group, temporary staffing firm Robert Half International (1.1% of net assets) suffered from a weak employment market. Our emphasis on growth stocks in the health care sector was also a drag on performance as value stocks in the health care sector performed better.

Looking ahead

Going forward, the market seems to be caught in a double bind. The economy is unlikely to improve appreciably without renewed corporate spending, yet companies are reluctant to increase spending until their own business prospects improve. The uncertainty of war with Iraq is another issue that could stifle business and questions surrounding the strength of consumer spending have added to the market's pressures. Yet, there are some signs that the economy, although not robust, may be able to sustain a modest level of growth. Unemployment remains low and consumer spending has held up despite a decline in confidence. As a result, we have increased our exposure to economically-sensitive advertising and media stocks as well as the stocks of industrial companies that are positioned to benefit from improved demand.

/s/ Richard J. Johnson
Richard J. Johnson

Since 1994, Richard J. Johnson, CFA, has been a vice president of Columbia Management Company, Inc. (Columbia Management), an affiliate of Stein Roe & Farnham Incorporated, the fund's adviser. He has managed various funds for Columbia Management since 1995 and has managed Liberty Tax-Managed Aggressive Growth Fund since March 2002.

 Top 5 sectors as of 10/31/02 (%)

[bar chart data]:

Consumer discretionary              29.0
Health care                         21.7
Financials                          15.4
Information technology              12.4
Industrials                         10.9


Sector breakdowns are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.

------------

2    Holdings are disclosed as of October 31, 2002 and are subject to change.

     Investing in small- and mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

     The fund's approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

     Certain active tax-reduction techniques are used only if the fund's advisor believes they will help the fund achieve its investment goals. The fund expects to distribute taxable income and capital gains from time to time. Market conditions may limit the fund's ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

 PERFORMANCE INFORMATION - Liberty Tax-Managed Aggressive Growth Fund


Value of a $10,000 investment
8/1/00 - 10/31/02


Performance of a $10,000 investment
8/1/00 - 10/31/02 ($)

              without     with
               sales      sales
               charge    charge
-----------------------------------
 Class A      5,557       5,236
-----------------------------------
 Class B      5,462       5,298
-----------------------------------
 Class C      5,462       5,462
-----------------------------------
 Class Z      5,548        n/a
-----------------------------------


[mountain chart data]:

             Class A shares      Class A shares       S&P MidCap
       without sales charge   with sales charge       400 Index

8/2000          $10,000.00        $ 9,425.00        $10,000.00
                 11,648.00         10,978.00         11,117.00
                 11,709.00         11,035.00         11,041.00
                 10,664.00         10,051.00         10,667.00
                  8,335.00          7,856.00          9,862.00
                  8,914.00          8,401.00         10,616.00
                  9,500.00          8,954.00         10,853.00
                  7,723.00          7,279.00         10,233.00
                  6,757.00          6,368.00          9,473.00
                  7,343.00          6,921.00         10,518.00
                  7,516.00          7,083.00         10,763.00
                  7,809.00          7,360.00         10,720.00
                  7,334.00          6,912.00         10,560.00
                  6,842.00          6,448.00         10,215.00
                  5,815.00          5,480.00          8,944.00
                  6,048.00          5,700.00          9,339.00
                  6,557.00          6,180.00         10,034.00
                  6,877.00          6,481.00         10,552.00
                  6,825.00          6,433.00         10,496.00
                  6,575.00          6,196.00         10,510.00
                  6,963.00          6,563.00         11,260.00
                  6,877.00          6,480.00         11,210.00
                  6,756.00          6,367.00         11,020.00
                  6,342.00          5,977.00         10,213.00
                  5,660.00          5,334.00          9,222.00
                  5,565.00          5,245.00          9,270.00
                  5,366.00          5,058.00          8,522.00
10/2002           5,557.00          5,236.00          8,891.00


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance does not guarantee future investment results. Returns and value of an investment may vary resulting in a gain or loss on sale. The S&P MidCap 400 Index is a market value-weighted index of 400 mid-cap UScompanies. Unlike the fund, an index is not an investment, does not incur fees or expenses, or taxes and is not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from July 31, 2000.




Average annual total return as of 10/31/02 (%)

 Share class                     A                            B                           C                     Z
 Inception date               8/1/00                       8/1/00                      8/1/00                8/1/00
-------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
-------------------------------------------------------------------------------------------------------------------
1-year                  -8.13         -13.44         -8.92         -13.47         -8.92         -9.83         -8.53
-------------------------------------------------------------------------------------------------------------------
Life                   -22.97         -24.97        -23.55         -24.58        -23.55        -23.55        -23.02
-------------------------------------------------------------------------------------------------------------------


Average annual total return as of 9/30/02 (%)

 Share class                     A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
-------------------------------------------------------------------------------------------------------------------
1-year                  -7.72         -13.01         -8.38         -12.96         -8.38         -9.30         -8.14
-------------------------------------------------------------------------------------------------------------------
Life                   -24.96         -26.99        -25.52         -26.56        -25.52        -25.52        -25.02
-------------------------------------------------------------------------------------------------------------------



The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Portfolio Managers' Report - Liberty Tax-Managed Growth Funds

Liberty Tax-Managed Growth Fund
Top 10 holdings as of 10/31/02 (%)

Microsoft                          4.4
Bank of America                    3.5
PepsiCo                            3.2
Fannie Mae                         3.1
Citigroup                          3.0
Medtronic                          2.9
Viacom, Class B                    2.9
Express Scripts, Class A           2.9
Pfizer                             2.8
Comcast, Class A                   2.7



Liberty Tax-Managed Growth Fund II
Top 10 holdings as of 10/31/02 (%)

Microsoft                          4.2
Bank of America                    3.4
Medtronic                          3.2
PepsiCo                            3.2
Express Scripts, Class A           3.1
Citigroup                          3.0
Pfizer                             3.0
Fannie Mae                         2.9
Exxon Mobil                        2.9
American International Group       2.9

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

Subadvised by a team of investment professionals at Stein Roe Investment Counsel LLC, each fund invests primarily in large- and mid-cap stocks in seeking long-term capital growth while reducing shareholder exposure to taxes.

For the 12-month period ended October 31, 2002, Liberty Tax-Managed Growth Fund class A shares returned negative 14.27%, without a sales charge. Liberty Tax-Managed Growth Fund II class A shares returned negative 12.37%, without a sales charge. Both funds performed slightly better than their benchmark, the S&P 500 Index, which returned negative 15.10%. Their results compared even more favorably with the negative 18.57% return of their peer group, the Morningstar(R) LargeCap Growth Funds Category.1 We are pleased to report that the funds did not pay any taxable distributions again this year, maintaining their record of no taxable distributions since inception.

Over the past year, investors have suffered through one of the worst bear markets in recent history. Contributing factors include an economic recession, sluggish corporate profits, the scandal-driven erosion of investor confidence, heightened tensions in the Middle East and the widespread belief that the market's early 2000 peaks were inflated. As we approach the end of 2002, the S&P 500 seems unlikely to escape a third consecutive down year, something that hasn't happened since 1939-1941.

While the funds' absolute results are disappointing, their blend of quality growth stocks, economically sensitive stocks and stocks with defensive characteristics led to relatively strong showings in this tough environment.

-----------

1 (C)2002 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

Bought
--------------------------------------------------------------------------------
AMGEN (2.4% of net assets in Growth,
2.6% of net assets in Growth II)

The acquisition of Immunex strengthens Amgen's position as a premier biotechnology company. We believe that Amgen's impressive pipeline of new products has the potential to support an earnings growth rate of 20% or more over the next several years. Its stock price had fallen to what we considered to be an attractive valuation level when we purchased it.

Sold
--------------------------------------------------------------------------------
PHILIP MORRIS

Philip Morris was a good relative performer for much of the period, but we sold the entire position in early September, thereby avoiding much of its subsequent decline which was the result of increasing litigation and market share concerns.

Consumer, health care and financial holdings bolster results

The consumer, health care and financial sectors led the way for both funds. Resilient consumer spending and early signs of a rebound in advertising benefited our retail and media holdings. Comcast, a leading cable company, is a recent purchase that has done well, and Procter & Gamble was a good relative performer among the fund's defensive consumer staples stocks.2

We increased our health care investments by purchasing Amgen, which has appreciated since our purchase, and by adding to existing health care holdings. The health care sector continues to have appeal with many stocks showing relatively attractive valuations, favorable near-term earnings trends and what we believe to be positive longer-term growth prospects.

In the financial sector, our emphasis on property/casualty insurance stocks in the aftermath of the events of September 11, 2001, has worked well, with RenaissanceRe Holdings turning in particularly strong performance. Positioning for an eventual stock market rebound, we added Merrill Lynch to complement the funds' other investments in brokerage stocks.

Industrials, technology and energy stocks lag

Our exposure to industrial stocks has yet to pay off. We remain hopeful that these investments will do better when investors become more confident in a sustained economic recovery. Our worst performing stock in both funds was Tyco International, which proved to be a more troubled company than we realized. In response, we eliminated the stock from both funds.

----------
2 Holdings are disclosed as a percentage of net assets as of October 31, 2002 and are subject to change: COMCAST (2.7% in Growth, 2.7% in Growth II), PROCTER & GAMBLE (2.1% in Growth, 2.0% in Growth II), AMGEN (2.4% in Growth, 2.6% in Growth II), RENAISSANCERE HOLDINGS (2.5% in Growth, 2.3% in Growth II), MERRILL LYNCH & CO. (2.3% in Growth, 2.1% in Growth II).

The funds' technology holdings performed favorably during the latter half of the fiscal year, but not enough to offset earlier weaknesses. Our underrepresentation in the energy sector, when oil prices were rising, was also a modest drag on performance.

Cautiously optimistic

Although the last three years have been unrewarding for growth stock investors, we remain cautiously optimistic about the economy, corporate profits and the stock market. Stock valuations are generally much more reasonable now, and we believe that investor confidence will gradually be restored as corporate governance and accounting issues are actively addressed and as profits recover. To capitalize on the potential we see for a strengthening economy, we have added judiciously to our selection of economically sensitive stocks. But with the possibility for price deflation, a slowdown in both consumer spending and housing activity, as well as the imminent threat of war with Iraq, the road ahead could remain bumpy.

/s/ William M. Hughes

William M. Hughes

/s/ Stephen Berman

Stephen Berman

William M. Hughes and Stephen Berman are senior equity analysts at Stein Roe Investment Counsel, LLC, the sub-advisor to the funds. They are also members of the investment management team for Liberty Tax-Managed Growth Fund and Liberty Tax-Managed Growth Fund II. No single individual has primary management responsibility over the funds' portfolio securities.

Liberty Tax-Managed Growth Fund
 Top 5 sectors as of 10/31/02 (%)

[bar chart data]:

Financials                          26.0
Consumer discretionary              16.6
Health care                         15.8
Information technology              11.8
Industrials                         10.6



Liberty Tax-Managed Growth Fund II
 Top 5 sectors as of 10/31/02 (%)

[bar chart data]:

Financials                          25.4
Health care                         16.9
Consumer discretionary              16.5
Information technology              11.1
Industrials                         11.0


Sector breakdowns are calculated as a percentage of total net assets. Since each fund is actively managed, there can be no guarantee that a fund will continue to maintain these breakdowns in the future.

The funds' approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

Tax-reduction techniques are used only if the funds' advisor believes they will help the funds achieve their investment goals. The funds expect to distribute taxable income and capital gains from time to time. Market conditions may limit the funds' ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

Performance Information - Liberty Tax-Managed Growth Fund


Value of a $10,000 investment
12/30/96 - 10/31/02


Performance of a $10,000 investment 12/30/96 - 10/31/02 ($)

              without     with
               sales     sales
               charge    charge
------------------------------------
 Class A      10,784      10,164
------------------------------------
 Class B      10,308      10,208
------------------------------------
 Class C      10,308      10,308
------------------------------------
 Class E      10,734      10,251
------------------------------------
 Class F      10,327      10,227
------------------------------------
 Class Z      10,873        n/a
------------------------------------


[mountain chart data]:

                  Class A shares            Class A shares          S&P 500
                  without sales charge      with sales charge       Index

12/1996          $10,000.00                $ 9,425.00              $10,000.00
                   9,960.00                  9,387.30               10,000.00
                  10,386.30                  9,789.08               10,624.00
                  10,227.40                  9,639.30               10,707.90
                   9,672.03                  9,115.89               10,268.90
                   9,959.29                  9,386.63               10,880.90
                  10,723.20                 10,106.60               11,545.80
                  11,239.00                 10,592.70               12,059.50
                  12,131.30                 11,433.80               13,018.30
                  11,595.10                 10,928.40               12,289.20
                  12,348.80                 11,638.80               12,961.50
                  11,942.50                 11,255.80               12,528.60
                  12,220.80                 11,518.10               13,108.60
                  12,389.40                 11,677.00               13,334.10
                  12,627.30                 11,901.20               13,480.80
                  13,499.90                 12,723.60               14,452.70
                  14,085.80                 13,275.80               15,192.70
                  14,075.90                 13,266.50               15,347.70
                  13,728.20                 12,938.80               15,083.70
                  14,035.70                 13,228.70               15,696.10
                  13,926.20                 13,125.50               15,529.70
                  11,674.40                 11,003.10               13,285.70
                  12,428.50                 11,713.90               14,137.30
                  13,281.10                 12,517.50               15,285.20
                  14,204.20                 13,387.40               16,211.50
                  15,047.90                 14,182.60               17,145.30
                  15,227.00                 14,351.40               17,862.00
                  15,029.00                 14,164.90               17,306.50
                  15,742.90                 14,837.70               17,998.70
                  16,079.80                 15,155.20               18,695.30
                  15,732.50                 14,827.90               18,254.10
                  17,002.10                 16,024.50               19,263.50
                  16,575.30                 15,622.30               18,664.40
                  16,456.00                 15,509.80               18,571.10
                  16,148.30                 15,219.70               18,062.30
                  17,051.00                 16,070.50               19,205.60
                  17,240.20                 16,248.90               19,595.50
                  19,274.60                 18,166.30               20,747.70
                  18,341.70                 17,287.00               19,706.20
                  18,510.40                 17,446.10               19,333.70
                  19,532.20                 18,409.10               21,224.60
                  18,719.70                 17,643.30               20,585.70
                  17,826.70                 16,801.70               20,163.70
                  18,709.20                 17,633.40               20,659.70
                  18,669.90                 17,596.30               20,337.40
                  19,900.20                 18,755.90               21,600.40
                  18,907.20                 17,820.00               20,459.90
                  18,232.20                 17,183.80               20,373.90
                  16,130.00                 15,202.60               18,768.50
                  16,318.80                 15,380.40               18,860.40
                  17,459.40                 16,455.50               19,530.00
                  15,366.00                 14,482.50               17,750.80
                  14,166.00                 13,351.40               16,627.20
                  15,187.30                 14,314.00               17,917.40
                  15,128.10                 14,258.20               18,037.50
                  14,821.00                 13,968.80               17,599.20
                  14,672.80                 13,829.10               17,426.70
                  13,680.90                 12,894.20               16,337.50
                  12,182.80                 11,482.30               15,019.10
                  12,580.00                 11,856.70               15,306.00
                  13,641.80                 12,857.40               16,479.90
                  13,690.90                 12,903.60               16,625.00
                  13,354.10                 12,586.20               16,382.20
                  13,136.40                 12,381.10               16,066.10
                  13,672.40                 12,886.20               16,670.10
                  12,829.00                 12,091.00               15,660.00
                  12,749.00                 12,016.00               15,546.00
                  11,608.00                 10,941.00               14,439.00
                  10,825.00                 10,202.00               13,314.00
                  10,913.00                 10,286.00               13,401.00
                   9,892.00                  9,323.00               11,945.00
10/2002           10,784.00                 10,164.00               12,995.00


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. Returns and value of an investment may vary resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. Unlike the fund, an index is not an investment, does not incur fees, expenses, or taxes and is not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.

Index performance is from December 31, 1996.


Average annual total returns as of 10/31/02 (%)

 Share class                A                 B                 C                 E                  F            Z
 Inception date         12/30/96          12/30/96          12/30/96          12/30/96           12/30/96      1/11/99
------------------------------------------------------------------------------------------------------------------------
                    without   with    without   with     without   with    without   with    without   with    without
                     sales    sales    sales    sales     sales    sales    sales    sales    sales    sales    sales
                    charge   charge   charge   charge    charge   charge   charge   charge   charge   charge   charge
------------------------------------------------------------------------------------------------------------------------
1-year               -14.27   -19.20   -14.98   -19.23   -14.91   -15.76    -14.33   -18.19   -14.88   -19.14   -14.11
------------------------------------------------------------------------------------------------------------------------
5-year                -2.02    -3.18    -2.78    -3.17    -2.78    -2.78     -2.08    -2.98    -2.75    -3.15    -1.86
------------------------------------------------------------------------------------------------------------------------
Life                   1.30     0.28     0.52     0.35     0.52     0.52      1.22     0.43     0.55     0.39     1.44
------------------------------------------------------------------------------------------------------------------------


Average annual total returns as of 9/30/02 (%)

 Share class                A                 B                 C                 E                  F            Z
------------------------------------------------------------------------------------------------------------------------
                    without   with    without   with     without   with    without   with    without   with    without
                     sales    sales    sales    sales     sales    sales    sales    sales    sales    sales    sales
                    charge   charge   charge   charge    charge   charge   charge   charge   charge   charge   charge
------------------------------------------------------------------------------------------------------------------------
1-year               -18.81   -23.48   -19.41   -23.44   -19.34   -20.15    -18.94   -22.59   -19.39   -23.42   -18.61
------------------------------------------------------------------------------------------------------------------------
5-year                -4.35    -5.47    -5.06    -5.44    -5.04    -5.04     -4.41    -5.28    -5.05    -5.44    -4.17
------------------------------------------------------------------------------------------------------------------------
Life                  -0.19    -1.21    -0.93    -1.11    -0.93    -0.93     -0.26    -1.06    -0.92    -1.09    -0.03
------------------------------------------------------------------------------------------------------------------------




Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, 4.5% for class E shares and the appropriate class B and class F contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter
- 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Class Z share performance information includes returns for the fund's class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to the inception of the newer class shares. The class A share performance was not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class Z shares would have been higher.

Performance Information - Liberty Tax-Managed Growth Fund II

Value of a $10,000 investment
3/7/00 - 10/31/02


Performance of a $10,000 investment 3/7/00 - 10/31/02 ($)

              without     with
               sales      sales
               charge    charge
---------------------------------
 Class A      5,783       5,452
---------------------------------
 Class B      5,667       5,497
---------------------------------
 Class C      5,650       5,650
---------------------------------
 Class Z      5,808        n/a
---------------------------------


[mountain chart data]:

              Class A shares      Class A shares     S&P 500
        without sales charge   with sales charge       Index

3/2000          $10,000.00        $ 9,425.00       $10,000.00
                 10,450.00          9,849.13        10,978.00
                  9,858.53          9,291.66        10,647.60
                  9,441.51          8,898.63        10,429.30
                  9,866.38          9,299.07        10,685.80
                  9,883.16          9,314.87        10,519.20
                 10,492.00          9,888.67        11,172.40
                 10,016.70          9,440.71        10,582.50
                  9,625.02          9,071.58        10,538.00
                  8,516.22          8,026.54         9,707.64
                  8,666.10          8,167.80         9,755.21
                  9,265.80          8,733.01        10,101.50
                  8,090.89          7,625.67         9,181.27
                  7,499.45          7,068.23         8,600.10
                  8,074.66          7,610.36         9,267.46
                  8,007.64          7,547.20         9,329.56
                  7,832.27          7,381.92         9,102.85
                  7,732.02          7,287.43         9,013.64
                  7,207.01          6,792.61         8,450.29
                  6,457.48          6,086.18         7,768.35
                  6,598.90          6,219.47         7,916.72
                  7,223.82          6,808.45         8,523.94
                  7,306.89          6,886.75         8,598.95
                  7,065.04          6,658.80         8,473.40
                  6,990.15          6,588.21         8,309.87
                  7,306.80          6,886.66         8,622.32
                  6,865.00          6,471.00         8,100.00
                  6,824.00          6,431.00         8,041.00
                  6,257.00          5,897.00         7,468.00
                  5,832.00          5,497.00         6,886.00
                  5,849.00          5,513.00         6,931.00
                  5,308.00          5,002.00         6,178.00
10/2002           5,783.00          5,452.00         6,722.00




MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. Returns and value of an investment may vary resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. Unlike the fund, an index is not an investment, does not incur fees, expenses, or taxes and is not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from February 29, 2000.



Average annual total return as of 10/31/02 (%)

 Share class                     A                            B                           C                     Z
 Inception date               3/7/00                       3/7/00                      3/7/00                3/7/00
-------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
-------------------------------------------------------------------------------------------------------------------
1-year                 -12.37         -17.38        -13.04         -17.39        -13.08        -13.95        -12.33
-------------------------------------------------------------------------------------------------------------------
Life                   -18.66         -20.45        -19.28         -20.20        -19.37        -19.37        -18.52
-------------------------------------------------------------------------------------------------------------------


Average annual total returns as of 9/30/02 (%)

 Share class                     A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
-------------------------------------------------------------------------------------------------------------------
1-year                 -17.81         -22.51        -18.54         -22.61        -18.46        -19.27        -17.63
-------------------------------------------------------------------------------------------------------------------
Life                   -21.86         -23.64        -22.49         -23.40        -22.54        -22.54        -21.72
-------------------------------------------------------------------------------------------------------------------



Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Portfolio Manager's Report - Liberty Tax-Managed Value Fund


Top 10 equity holdings as of 10/31/02 (%)

Berkshire Hathaway, Class A        4.9
Merck & Co.                        4.8
Citigroup                          4.7
Sara Lee                           4.1
Aetna                              3.8
ConAgra Foods                      3.5
Freddie Mac                        3.4
AT&T                               3.2
American International Group       3.2
Verizon Communications             2.9

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

Bought
--------------------------------------------------------------------------------
AOL TIME WARNER (1.1% of net assets)

The stock has fallen so far that, by our estimates, it is selling for the company's cash value. That means the market is placing no value on AOL's 21 million subscribers.

Sold
--------------------------------------------------------------------------------
CALPINE

We sold our position in Calpine, the world's largest producer of geothermal energy. The company was hurt by excess plant capacity, heavy debt, falling energy prices and other industry forces.

No real ports in this storm

For the 12-month period that ended October 31, 2002, Liberty Tax-Managed Value Fund class A shares returned negative 22.02% without a sales charge. The fund trailed its benchmark, the S&P 500 Index, which returned negative 15.10%, and the S&P 500/Barra Value Index, which dropped 15.78%. Lofty valuations, heavy corporate debt loads and the realization that some high-profile companies were engaging in corrupt activities brought stocks down in virtually all major segments of the market. After two years of relative strength, value stocks - often seen as a port in the storm - essentially fared no better than growth stocks. Still, the fund's absolute and relative returns were disappointing, especially in light of our very strong relative performance in the previous fiscal year. The fund's investments in the troubled utility sector were a particular drag on performance.

Utilities, energy stocks were a drag
on performance

Although we did not own Enron stock, we experienced its fallout as many utilities emulated the scandal-ridden company's once- respected business model by getting deeper into unregulated businesses, such as energy trading and power generation. Enron's growth and profits proved to be illusory but not until it was too late for other companies in the industry, such as Calpine, which we sold in time to miss much of the damage. We also invested in The Williams Companies, another utility concern, because of its hard assets and its success in the pipeline business. Initially, we held on to our position in Williams as management sought to establish an energy-trading joint venture. When this failed to materialize, we sold the stock at a significant loss.

Some relief in consumer staples and health care

Consumer staples and health care stocks provided some relief, and our overweighted position in each group made positive contributions to fund performance. Food companies, which tend to perform independently of the overall economy, enjoyed stable business conditions. Their attractive dividend yields allow investors to be paid for their patience. Our largest health care holding, Aetna (3.8% of net assets), was the fund's strongest performer during the period.1 We also did well with medical device manufacturer Boston Scientific, which we sold as it became more fully valued. Pharmaceutical giant Merck & Co. (4.8% of net assets) also benefited the fund, as the company reported solid earnings at a more attractive valuation than the general market.

Ignoring the noise of the market

As value investors, we are trained to ignore the noise of the market. Instead, we focus on hard numbers to uncover investments with future performance potential. Applying that rigor, we have found value in the telecommunications sector. We have increased our exposure to regional Bell operating companies such as Verizon Communications and BellSouth (2.9% and 2.1% of net assets, respectively) to capitalize on the sector's transformation from a super competitive, highly fragmented industry plagued by negative cash flow and high stock valuations to one that we expect to have fewer competitors, positive cash flow and attractive valuations. We continued to avoid most of the technology sector as we feel it has yet to wring out its excess capacity.

The hangover from the late '90s, fueled by the Internet technology bubble and the longest economic expansion in the post-war period, does not appear to be over. We believe that the elongated up-cycle that the equity markets enjoyed could make the down cycle longer than usual. Going forward, we will continue to build the fund stock by stock, letting our discipline lead us to companies that we believe possess quality management teams, reasonable valuations and attractive yields.

/s/ Scott Schermerhorn

Scott Schermerhorn

Scott Schermerhorn is the portfolio manager for Liberty Tax-Managed Value Fund. Scott also manages or co-manages other funds within the Liberty family of funds.

 Top 5 sectors as of 10/31/02 (%)

[bar chart data]:

Financials                          23.3
Consumer staples                    14.3
Telecommunication services          12.5
Health care                          9.8
Energy                               9.7


Sector breakdowns are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.

----------------
1  Holdings are disclosed as of October 31, 2002 and are subject to change.

   Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

   Certain active tax-reduction techniques are used only if the fund's advisor believes they will help the fund achieve its investment goals. The fund expects to distribute taxable income and capital gains from time to time. Market conditions may limit the fund's ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

Performance Information - Liberty Tax-Managed Value Fund

Value of a $10,000 investment
6/1/99 - 10/31/02


Value of a $10,000 investment
6/1/99 - 10/31/02 ($)

              without     with
               sales      sales
               charge    charge
---------------------------------
 Class A      7,408       6,982
---------------------------------
 Class B      7,233       7,016
---------------------------------
 Class C      7,233       7,233
---------------------------------
 Class Z      7,467        n/a
---------------------------------


[mountain chart data]:

            Class A shares  Class A shares
                   without            with         S&P 500    S&P 500/Barra
              sales charge    sales charge           Index      Value Index

6/1999          $10,000.00     $ 9,425.00       $10,000.00       $10,000.00
                 10,200.00       9,614.00        10,553.00        10,384.00
                  9,733.00       9,173.00        10,225.00        10,065.00
                  9,358.00       8,820.00        10,174.00         9,811.00
                  8,641.00       8,144.00         9,895.00         9,427.00
                  8,866.00       8,356.00        10,521.00         9,960.00
                  8,799.00       8,294.00        10,735.00         9,901.00
                  8,749.00       8,246.00        11,366.00        10,273.00
                  8,357.00       7,877.00        10,795.00         9,946.00
                  7,741.00       7,295.00        10,591.00         9,325.00
                  8,624.00       8,128.00        11,627.00        10,297.00
                  8,774.00       8,269.00        11,277.00        10,228.00
                  9,215.00       8,685.00        11,046.00        10,260.00
                  8,724.00       8,222.00        11,318.00         9,855.00
                  8,607.00       8,112.00        11,141.00        10,052.00
                  9,090.00       8,567.00        11,833.00        10,726.00
                  9,124.00       8,599.00        11,208.00        10,724.00
                  9,507.00       8,960.00        11,161.00        10,925.00
                  9,440.00       8,897.00        10,282.00        10,365.00
                  9,982.00       9,408.00        10,332.00        10,899.00
                  9,940.00       9,369.00        10,699.00        11,359.00
                  9,906.00       9,337.00         9,724.00        10,606.00
                  9,565.00       9,015.00         9,109.00        10,187.00
                  9,698.00       9,140.00         9,816.00        10,878.00
                  9,881.00       9,313.00         9,881.00        10,992.00
                  9,614.00       9,061.00         9,641.00        10,636.00
                  9,864.00       9,297.00         9,547.00        10,452.00
                  9,814.00       9,249.00         8,950.00         9,848.00
                  9,447.00       8,903.00         8,228.00         8,912.00
                  9,497.00       8,951.00         8,385.00         8,912.00
                  9,863.00       9,296.00         9,028.00         9,478.00
                  9,938.00       9,367.00         9,108.00         9,622.00
                  9,722.00       9,163.00         8,975.00         9,359.00
                  9,596.00       9,044.00         8,801.00         9,275.00
                 10,088.00       9,507.00         9,132.00         9,750.00
                  9,655.00       9,100.00         8,579.00         9,262.00
                  9,621.00       9,068.00         8,516.00         9,299.00
                  8,530.00       8,039.00         7,910.00         8,712.00
                  7,822.00       7,372.00         7,294.00         7,770.00
                  7,897.00       7,443.00         7,341.00         7,824.00
                  6,780.00       6,391.00         6,544.00         6,930.00
10/2002           7,408.00       6,982.00         7,119.00         7,505.00



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance does not guarantee future investment results. Returns and value of an investment may vary resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. The S&P 500/Barra Value Index is constructed by dividing the stocks in the S&P 500 Index by a single attribute: price-to-book ratio. The value index contains firms with lower price-to-book ratios. Unlike the fund, an index is not an investment, does not incur fees or expenses, or taxes and is not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from May 31, 1999.


Average annual total return as of 10/31/02 (%)

 Share class                     A                            B                           C                     Z
 Inception date               6/1/99                       6/1/99                      6/1/99                6/1/99
-------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
-------------------------------------------------------------------------------------------------------------------
1-year                 -22.02        -26.50        -22.64         -26.51        -22.64        -23.41         -21.82
-------------------------------------------------------------------------------------------------------------------
Life                    -8.41         -9.98         -9.04          -9.85         -9.04         -9.04          -8.20
-------------------------------------------------------------------------------------------------------------------



Average annual total return as of 9/30/02 (%)

 Share class                     A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
-------------------------------------------------------------------------------------------------------------------
1-year                 -28.22        -32.35        -28.76         -32.33        -28.76        -29.48         -28.01
-------------------------------------------------------------------------------------------------------------------
Life                   -11.00        -12.56        -11.63         -12.43        -11.63        -11.63         -10.80
-------------------------------------------------------------------------------------------------------------------



Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Investment Portfolio -- LTMAGF

October 31, 2002

COMMON STOCKS -- 97.8%               SHARES        VALUE
--------------------------------------------------------
CONSUMER DISCRETIONARY -- 29.0%
AUTOMOBILES & COMPONENTS -- 1.8%
   AUTO PARTS & EQUIPMENT -- 0.8%
Gentex Corp. (a)                     3,600   $  106,128
                                           ------------
   MOTORCYCLE MANUFACTURERS -- 1.0%
Harley-Davidson, Inc.                2,400      125,520
                                           ------------
HOTELS, RESTAURANTS & LEISURE -- 7.8%
   CASINOS & GAMING -- 1.5%
Harrah's Entertainment, Inc. (a)     4,400      184,800
                                           ------------
   HOTELS, RESORTS & CRUISE LINES -- 0.5%
Starwood Hotels & Resorts
   Worldwide, Inc.                   2,900       67,570
                                           ------------
   LEISURE FACILITIES -- 2.0%
International Speedway Corp.,
   Class A                           6,700      260,898
                                           ------------
   RESTAURANTS -- 3.8%
Brinker International, Inc. (a)     10,000      283,900
California Pizza Kitchen, Inc. (a)   7,400      196,255
                                           ------------
                                                480,155
                                           ------------
MEDIA -- 9.6%
   BROADCASTING & CABLE -- 7.0%
Cox Radio, Inc., Class A (a)        15,000      356,100
Radio One, Inc., Class D (a)        15,000      250,200
Univision Communications, Inc.,
   Class A (a)                       4,600      119,186
Westwood One, Inc. (a)               4,600      166,980
                                           ------------
                                                892,466
                                           ------------
   PUBLISHING & PRINTING -- 2.6%
Belo Corp., Class A                 10,000      231,000
Knight-Ridder, Inc.                  1,700      102,306
                                           ------------
                                                333,306
                                           ------------
RETAILING -- 9.8%
   APPAREL RETAIL -- 1.0%
Hot Topic, Inc. (a)                  6,800      132,600
                                           ------------
   COMPUTER & ELECTRONICS RETAIL -- 1.0%
Electronics Boutique
    Holdings Corp. (a)               5,200      131,045
                                           ------------
   DEPARTMENT STORES -- 0.6%
Nordstrom, Inc.                      3,700       73,704
                                           ------------
   GENERAL MERCHANDISE STORES -- 3.4%
Dollar Tree Stores, Inc. (a)         5,000      131,450
Family Dollar Stores, Inc.          10,000      307,900
                                           ------------
                                                439,350
                                           ------------
   SPECIALTY STORES -- 3.8%
Bed Bath & Beyond, Inc. (a)          9,900      351,054
Williams-Sonoma, Inc. (a)            5,300      126,140
                                           ------------
                                                477,194
                                           ------------




                                    SHARES        VALUE
-------------------------------------------------------
ENERGY -- 8.4%
ENERGY EQUIPMENT & SERVICES -- 2.7%
   OIL & GAS DRILLING -- 2.7%
Nabors Industries Ltd. (a)           3,500   $  122,395
Noble Corp. (a)                      4,000      129,280
Patterson- UTI Energy, Inc. (a)      3,000       86,760
                                           ------------
                                                338,435
                                           ------------
OIL & GAS -- 5.7%
   OIL & GAS EXPLORATION & PRODUCTION -- 3.9%
National Oilwell, Inc. (a)           5,100      106,335
Ocean Energy, Inc.                   9,800      182,574
Pogo Producing Co.                   5,800      209,090
                                           ------------
                                                497,999
                                           ------------
   OIL & GAS REFINING & MARKETING -- 1.8%
Valero Energy Corp.                 6,700       235,907
                                           ------------

-------------------------------------------------------
FINANCIALS -- 15.4%
BANKS -- 2.4%
East West Bancorp, Inc.              9,000      310,500
                                           ------------
DIVERSIFIED FINANCIALS -- 9.3%
   DIVERSIFIED FINANCIAL SERVICES -- 9.3%
Ambac Financial Group, Inc.          5,700      352,260
Federated Investors, Inc., Class B  12,000      321,600
Investors Financial Services Corp.   7,500      230,025
Moody's Corp.                        5,900      277,890
                                           ------------
                                              1,181,775
                                           ------------
INSURANCE -- 3.7%
   INSURANCE BROKERS -- 0.5%
Arthur J. Gallagher & Co.            2,400       64,368
                                           ------------
   LIFE & HEALTH INSURANCE -- 1.1%
StanCorp Financial Group, Inc.       2,700      145,800
                                           ------------
   PROPERTY & CASUALTY INSURANCE -- 0.7%
MGIC Investment Corp.                2,000       83,920
                                           ------------
   REINSURANCE -- 1.4%
Everest Re Group Ltd.                3,000      174,060
                                           ------------

-------------------------------------------------------
HEALTH CARE -- 21.7%
HEALTH CARE EQUIPMENT & SERVICES -- 17.0%
   HEALTH CARE DISTRIBUTORS & SERVICES -- 7.4%
AdvancePCS (a)                       1,300       32,630
AmerisourceBergen Corp.              6,000      426,900
Biomet, Inc.                         9,700      285,762
Community Health Systems, Inc. (a)   4,900      115,150
Davita, Inc. (a)                     3,600       86,292
                                           ------------
                                                946,734
                                           ------------
   HEALTH CARE FACILITIES -- 4.7%
HCA, Inc.                            8,200      356,618
Manor Care, Inc. (a)                 3,500       69,195
Universal Health Services, Inc.,
   Class B (a)                       3,600      174,528
                                           ------------
                                                600,341
                                           ------------



See notes to investment portfolio.

October 31, 2002


COMMON STOCKS (CONTINUED)           SHARES        VALUE
-------------------------------------------------------
HEALTH CARE (CONTINUED)
   MANAGED HEALTH CARE -- 4.9%
Anthem, Inc. (a)                     3,700   $  233,100
Caremark Rx, Inc. (a)               22,200      392,940
                                           ------------
                                                626,040
                                           ------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 4.7%
   BIOTECHNOLOGY -- 1.6%
Gilead Sciences, Inc. (a)            3,800      132,012
Medimmune, Inc. (a)                  2,900       74,095
                                           ------------
                                                206,107
                                           ------------
   PHARMACEUTICALS -- 3.1%
Andrx Corp. (a)                      5,600       86,520
Barr Laboratories, Inc. (a)          2,600      152,958
Teva Pharmaceutical Industrials,
   Ltd., ADR                         2,000      154,860
                                           ------------
                                                394,338
                                           ------------

--------------------------------------------------------
INDUSTRIALS -- 10.9%
CAPITAL GOODS -- 0.4%
   ELECTRICAL COMPONENTS & EQUIPMENT -- 0.4%
American Power Conversion Corp. (a)  3,900       51,241
                                           ------------
COMMERCIAL SERVICES & SUPPLIES -- 10.5%
   DATA PROCESSING SERVICES -- 2.6%
BISYS Group, Inc. (a)               11,100      198,690
Concord EFS, Inc. (a)                9,700      138,516
                                           ------------
                                                337,206
                                           ------------
   DIVERSIFIED COMMERCIAL SERVICES -- 6.8%
Corporate Executive Board Co. (a)   10,400      345,176
Education Management Corp. (a)       9,000      330,300
Weight Watchers International, Inc. (a)4,000    189,400
                                           ------------
                                                864,876
                                           ------------
   EMPLOYMENT SERVICES -- 1.1%
Robert Half International, Inc. (a)  8,200      136,940
                                           ------------

-------------------------------------------------------
INFORMATION TECHNOLOGY -- 12.4%
SOFTWARE & SERVICES -- 8.7%
   APPLICATION SOFTWARE -- 8.0%
Electronic Arts, Inc. (a)            4,600      299,552
Intuit, Inc. (a)                     7,800      404,976
Mercury Interactive Corp. (a)        3,900      102,843
Precise Software Solutions Ltd. (a)  7,700       89,320
VERITAS Software Corp. (a)           7,700      117,425
                                           ------------
                                              1,014,116
                                           ------------
   INFORMATION TECHNOLOGY
     CONSULTING & SERVICES -- 0.6%
SunGard Data Systems, Inc. (a)       3,700       82,029
                                           ------------
   INTERNET SOFTWARE & SERVICES -- 0.1%
Symantec Corp. (a)                     300       12,201
                                           ------------



                                SHARES            VALUE
-------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 3.7%
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%
Jabil Circuit, Inc. (a)              7,300   $  112,639
                                           ------------
   SEMICONDUCTOR EQUIPMENT -- 0.9%
Novellus Systems, Inc. (a)           3,400      107,440
                                           ------------
   SEMICONDUCTORS -- 1.5%
Microchip Technology, Inc. (a)       8,000      195,200
                                           ------------
   TELECOMMUNICATIONS EQUIPMENT -- 0.4%
Polycom, Inc. (a)                    5,500       54,176
                                           ------------
TOTAL COMMON STOCKS
   (cost of $12,247,348)                     12,479,124
                                           ------------

SHORT-TERM OBLIGATION -- 2.7%          PAR
--------------------------------------------------------
Repurchase agreement with SBC
   Warburg Ltd., dated 10/31/02,
   due 11/01/02 at 1.880%,
   collateralized by U.S. Treasury
   Obligations with various
   maturities to 11/15/28, market
   value $354,860 (repurchase
   proceeds $347,018)
   (cost of $347,000)             $347,000      347,000
                                           ------------
TOTAL INVESTMENTS -- 100.5%
   (cost of $12,594,348)(b)                  12,826,124
                                           ------------
OTHER ASSETS & LIABILITIES, NET -- (0.5)%      (60,627)
-------------------------------------------------------
NET ASSETS-- 100.0%                         $12,765,497
                                           ------------

NOTES TO INVESTMENT PORTFOLIO:
(a)Non-income producing.
(b)Cost for federal income tax purposes is $12,640,734.

      ACRONYM               NAME
    ----------   ---------------------------
        ADR      American Depositary Receipt

See notes to financial statements.

Investment Portfolio -- LTMGF

October 31, 2002


COMMON STOCKS -- 97.1%              SHARES         VALUE
--------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.6%
MEDIA -- 10.0%
   ADVERTISING -- 1.7%
Omnicom Group, Inc.                98,400   $ 5,670,792
                                           ------------
   BROADCASTING & CABLE -- 2.7%
Comcast Corp., Class A (a)        386,300     8,888,763
                                           ------------
   MOVIES & ENTERTAINMENT -- 5.6%
Fox Entertainment Group, Inc.,
   Class A (a)                    356,700     8,707,047
Viacom, Inc., Class B (a)         213,872     9,540,830
                                           ------------
                                             18,247,877
                                           ------------
RETAILING -- 6.6%
   DEPARTMENT STORES -- 2.6%
Kohl's Corp. (a)                  145,000     8,475,250
                                           ------------
   GENERAL MERCHANDISE STORES -- 2.6%
Wal-Mart Stores, Inc.             162,800     8,717,940
                                           ------------
   HOME IMPROVEMENT RETAIL -- 1.4%
Home Depot, Inc.                  161,100     4,652,568
                                           ------------

-------------------------------------------------------
CONSUMER STAPLES -- 5.3%
FOOD, BEVERAGE & TOBACCO -- 3.2%
   SOFT DRINKS -- 3.2%
PepsiCo, Inc.                     236,800    10,442,880
                                           ------------
HOUSEHOLD & PERSONAL PRODUCTS -- 2.1%
   HOUSEHOLD PRODUCTS -- 2.1%
Procter & Gamble Co.               79,000     6,987,550
                                           ------------

-------------------------------------------------------
ENERGY -- 6.0%
ENERGY EQUIPMENT & SERVICES -- 1.7%
   OIL & GAS EQUIPMENT & SERVICES -- 1.7%
Nabors Industries, Inc. (a)       157,000     5,490,290
                                           ------------
OIL & GAS -- 4.3%
   INTEGRATED OIL & GAS -- 4.3%
BP PLC, ADR                       154,000     5,921,300
Exxon Mobil Corp.                 247,000     8,314,020
                                           ------------
                                             14,235,320
                                           ------------

-------------------------------------------------------
FINANCIALS -- 26.0%
BANKS -- 3.5%
Bank of America Corp.             166,300    11,607,740
                                           ------------
DIVERSIFIED FINANCIALS -- 11.1%
   DIVERSIFIED FINANCIAL SERVICES -- 11.1%
Citigroup, Inc.                   266,155     9,834,427
Fannie Mae                        151,200    10,109,232
Lehman Brothers Holdings, Inc.    164,275     8,750,929
Merrill Lynch & Co., Inc.         202,000     7,665,900
                                           ------------
                                             36,360,488
                                           ------------
INSURANCE -- 11.4%
   MULTI-LINE INSURANCE -- 2.6%
American International Group, Inc.137,854     8,622,768
                                           ------------



                                   SHARES         VALUE
-------------------------------------------------------
   PROPERTY & CASUALTY INSURANCE -- 6.3%
Chubb Corp.                        97,400   $ 5,494,334
PMI Group, Inc.                   271,000     8,075,800
XL Capital Ltd., Class A           94,810     7,219,782
                                           ------------
                                             20,789,916
                                           ------------
   REINSURANCE -- 2.5%
Renaissance Re Holdings Ltd.      203,980     8,363,180
                                           ------------

-------------------------------------------------------
HEALTH CARE -- 15.8%
HEALTH CARE EQUIPMENT & SERVICES -- 5.8%
   HEALTH CARE DISTRIBUTORS & SERVICES -- 2.9%
Express Scripts, Inc.,
   Class A (a)                    175,000     9,481,500
                                           ------------
   HEALTH CARE EQUIPMENT -- 2.9%
Medtronic, Inc.                   215,500     9,654,400
                                           ------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 10.0%
   BIOTECHNOLOGY -- 2.4%
Amgen, Inc. (a)                   166,200     7,738,272
                                           ------------
   PHARMACEUTICALS -- 7.6%
Abbott Laboratories               195,417     8,182,110
Johnson & Johnson                 132,082     7,759,818
Pfizer, Inc.                      288,250     9,157,703
                                           ------------
                                             25,099,631
                                           ------------

-------------------------------------------------------
INDUSTRIALS -- 10.6%
CAPITAL GOODS -- 10.6%
   BUILDING PRODUCTS -- 1.9%
Masco Corp.                       303,000     6,229,680
                                           ------------
   CONSTRUCTION & FARM MACHINERY -- 4.2%
Deere & Co.                       143,000     6,633,770
Navistar International Corp. (a)  315,300     7,069,026
                                           ------------
                                             13,702,796
                                           ------------
   ELECTRICAL COMPONENTS & EQUIPMENT -- 2.6%
Emerson Electric Co.              175,000     8,431,500
                                           ------------
   INDUSTRIAL CONGLOMERATES -- 1.9%
General Electric Co.              258,410     6,524,853
                                           ------------

-------------------------------------------------------
INFORMATION TECHNOLOGY -- 11.8%
SOFTWARE & SERVICES -- 4.4%
   SYSTEMS SOFTWARE -- 4.4%
Microsoft Corp.  (a)              271,200    14,501,063
                                           ------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 7.4%
   NETWORKING EQUIPMENT -- 2.5%
Cisco Systems, Inc. (a)           729,700     8,158,045
                                           ------------
   SEMICONDUCTORS -- 4.9%
Microchip Technology, Inc.        273,000     6,661,200
Texas Instruments, Inc.           250,000     3,965,000
Xilinx, Inc. (a)                  288,000     5,469,120
                                           ------------
                                             16,095,320
                                           ------------

-------------------------------------------------------
MATERIALS -- 5.0%
METALS & MINING -- 2.7%
   DIVERSIFIED METALS & MINING -- 2.7%
Phelps Dodge Corp. (a)            281,000     8,716,620
                                           ------------




See notes to investment portfolio.

October 31, 2002


COMMON STOCKS (CONTINUED)           SHARES        VALUE
-------------------------------------------------------
MATERIALS (CONTINUED)

PAPER & FOREST PRODUCTS -- 2.3%
   PAPER PRODUCTS -- 2.3%
International Paper Co.           220,000   $ 7,684,600
                                           ------------
TOTAL COMMON STOCKS
   (cost of $332,203,573)                   319,571,602
                                           ------------

SHORT-TERM OBLIGATION -- 2.3%          PAR
-------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated
10/31/02, due 11/01/02 at 1.880%,
collateralized by U.S. Treasury
Obligations with various
maturities to 11/15/28, market
value $7,760,894 (repurchase
proceeds $7,589,396)
(cost of $7,589,000)           $7,589,000     7,589,000
                                           ------------
TOTAL INVESTMENTS -- 99.4%
   (cost of $339,792,573)(b)                327,160,602
                                           ------------
OTHER ASSETS & LIABILITIES, NET -- 0.6%       1,820,985
-------------------------------------------------------
NET ASSETS-- 100.0%                        $328,981,587
                                           ------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for federal income tax purposes is $341,014,435.

      ACRONYM               NAME
    ----------   ---------------------------
        ADR      American Depositary Receipt

See notes to financial statements.

Investment Portfolio-- LTMGF II


October 31, 2002


COMMON STOCKS -- 97.1%               SHARES        VALUE
--------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.5%
MEDIA -- 10.0%
   BROADCASTING & CABLE -- 4.5%
Comcast Corp., Class A (a)          52,900  $ 1,217,229
Univision Communications, Inc.,
   Class A (a)                      33,030      855,807
                                           ------------
                                              2,073,036
                                           ------------
   MOVIES & ENTERTAINMENT -- 5.5%
Fox Entertainment Group, Inc.,
   Class A (a)                      49,400    1,205,854
Viacom, Inc., Class B (a)           29,300    1,307,073
                                           ------------
                                              2,512,927
                                           ------------
RETAILING -- 6.5%
   DEPARTMENT STORES -- 2.5%
Kohl's Corp. (a)                    20,000    1,169,000
                                           ------------
   GENERAL MERCHANDISE STORES -- 2.6%
Wal-Mart Stores, Inc.               21,970    1,176,493
                                           ------------
   HOME IMPROVEMENT RETAIL -- 1.4%
Home Depot, Inc.                    21,690      626,407
                                           ------------

-------------------------------------------------------
CONSUMER STAPLES -- 5.2%
FOOD, BEVERAGE & TOBACCO -- 3.2%
   SOFT DRINKS -- 3.2%
PepsiCo, Inc.                       33,000    1,455,300
                                           ------------
HOUSEHOLD & PERSONAL PRODUCTS -- 2.0%
   HOUSEHOLD PRODUCTS -- 2.0%
Procter & Gamble Co.                10,600      937,570
                                           ------------

-------------------------------------------------------
ENERGY -- 6.5%
ENERGY EQUIPMENT & SERVICES -- 1.6%
   OIL & GAS EQUIPMENT & SERVICES -- 1.6%
Nabors Industries, Inc. (a)         21,200      741,364
                                           ------------
OIL & GAS -- 4.9%
   INTEGRATED OIL & GAS -- 4.9%
BP PLC, ADR                         24,000      922,800
Exxon Mobil Corp.                   39,500    1,329,570
                                           ------------
                                              2,252,370
                                           ------------

-------------------------------------------------------
FINANCIALS -- 25.4%
BANKS -- 3.4%
Bank of America Corp.               22,200    1,549,560
                                           ------------
DIVERSIFIED FINANCIALS -- 10.6%
   DIVERSIFIED FINANCIAL SERVICES -- 10.6%
Citigroup, Inc.                     37,895    1,400,220
Fannie Mae                          19,985    1,336,197
Lehman Brothers Holdings, Inc.      21,425    1,141,310
Merrill Lynch & Co., Inc.           26,000      986,700
                                           ------------
                                              4,864,427
                                           ------------
INSURANCE -- 11.4%
   MULTI-LINE INSURANCE -- 2.9%
American International Group, Inc.  20,963    1,311,236
                                           ------------



                                    SHARES        VALUE
-------------------------------------------------------
   PROPERTY & CASUALTY INSURANCE -- 6.2%
Chubb Corp.                         14,500   $  817,945
PMI Group, Inc.                     36,500    1,087,700
XL Capital Ltd., Class A            12,400      944,260
                                           ------------
                                              2,849,905
                                           ------------
   REINSURANCE -- 2.3%
Renaissance Re Holdings Ltd.        26,200    1,074,200
                                           ------------

--------------------------------------------------------
HEALTH CARE -- 16.9%
HEALTH CARE EQUIPMENT & SERVICES -- 6.3%
   HEALTH CARE DISTRIBUTORS & SERVICES -- 3.1%
Express Scripts, Inc., Class A (a)  26,600    1,441,188
                                           ------------
   HEALTH CARE EQUIPMENT -- 3.2%
Medtronic, Inc.                     32,700    1,464,960
                                           ------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 10.6%
   BIOTECHNOLOGY -- 2.6%
Amgen, Inc. (a)                     25,800    1,201,248
                                           ------------
   PHARMACEUTICALS -- 8.0%
Abbott Laboratories                 27,800    1,163,986
Johnson & Johnson                   18,826    1,106,028
Pfizer, Inc.                        43,287    1,375,228
                                           ------------
                                              3,645,242
                                           ------------

-------------------------------------------------------
INDUSTRIALS -- 11.0%
CAPITAL GOODS -- 11.0%
   BUILDING PRODUCTS -- 2.1%
Masco Corp.                         47,300      972,488
                                           ------------
   ELECTRICAL COMPONENTS & EQUIPMENT -- 2.4%
Emerson Electric Co.                23,000    1,108,140
                                           ------------
   INDUSTRIAL CONGLOMERATES -- 2.3%
General Electric Co.                42,155    1,064,414
                                           ------------
   CONSTRUCTION & FARM MACHINERY -- 4.2%
Deere & Co.                         20,200      937,078
Navistar International Corp. (a)    43,800      981,996
                                           ------------
                                              1,919,074
                                           ------------

-------------------------------------------------------
INFORMATION TECHNOLOGY -- 11.1%
SOFTWARE & SERVICES -- 4.2%
   SYSTEMS SOFTWARE -- 4.2%
Microsoft Corp. (a)                 36,100    1,930,267
                                           ------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 6.9%
   NETWORKING EQUIPMENT -- 2.2%
Cisco Systems, Inc. (a)             91,495    1,022,914
                                           ------------
   SEMICONDUCTORS -- 4.7%
Microchip Technology, Inc.          34,200      834,480
Texas Instruments, Inc.             36,000      570,960
Xilinx, Inc. (a)                    39,000      740,610
                                           ------------
                                              2,146,050
                                           ------------



See notes to investment portfolio.

October 31, 2002


COMMON STOCKS (CONTINUED)           SHARES        VALUE
-------------------------------------------------------
MATERIALS -- 4.5%
METALS & MINING -- 2.5%
   DIVERSIFIED METALS & MINING -- 2.5%
Phelps Dodge Corp. (a)              36,700  $ 1,138,434
                                           ------------
PAPER & FOREST PRODUCTS -- 2.0%
   PAPER PRODUCTS -- 2.0%
International Paper Co.             27,000      943,110
                                           ------------
TOTAL COMMON STOCKS
   (cost of $50,608,174)                     44,591,324
                                           ------------
SHORT-TERM OBLIGATION -- 3.2%          PAR
-------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated
10/31/02, due 11/01/02 at 1.880%,
collateralized by U.S. Treasury
Obligations with various
maturities to 11/15/28, market
value $1,516,561 (repurchase
proceeds $1,483,077)
   (cost of $1,483,000)         $1,483,000    1,483,000
                                           ------------
TOTAL INVESTMENTS -- 100.3%
   (cost of $52,091,174)(b)                  46,074,324
                                           ------------
OTHER ASSETS & LIABILITIES, NET -- (0.3)%      (136,305)
-------------------------------------------------------
NET ASSETS -- 100.0%                        $45,938,019
                                           ------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for federal income tax purposes is $52,601,312.

      ACRONYM               NAME
     ---------   ---------------------------
        ADR      American Depositary Receipt

See notes to financial statements.

Investment Portfolio -- LTMVF

October 31, 2002


COMMON STOCKS -- 98.3%               SHARES        VALUE
--------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.1%
AUTOMOBILES & COMPONENTS -- 1.0%
   AUTO PARTS & EQUIPMENT -- 1.0%
Delphi Automotive Systems Corp.    120,700   $  840,072
                                           ------------
CONSUMER DURABLES & APPAREL -- 1.2%
   CONSUMER ELECTRONICS -- 1.2%
Matsushita Electric Industrial
   Co., Ltd., ADR                  105,700    1,104,565
                                           ------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
   RESTAURANTS -- 2.0%
McDonald's Corp.                   100,100    1,812,811
                                           ------------
MEDIA -- 3.0%
   ADVERTISING -- 0.3%
Interpublic Group of
   Companies, Inc.                  26,000      311,220
                                           ------------
   MOVIES & ENTERTAINMENT -- 2.7%
AOL Time Warner, Inc. (a)           69,500    1,025,125
News Corp., Ltd., ADR               58,500    1,358,955
                                           ------------
                                              2,384,080
                                           ------------
RETAILING -- 1.9%
   SPECIALTY STORES -- 1.9%
Office Depot, Inc. (a)             118,200    1,700,898
                                           ------------

-------------------------------------------------------
CONSUMER STAPLES -- 14.3%
FOOD & DRUG RETAIL -- 1.9%
   FOOD RETAIL -- 1.9%
Safeway, Inc. (a)                   74,200    1,714,020
                                           ------------
FOOD, BEVERAGE & TOBACCO -- 12.4%
   AGRICULTURAL PRODUCTS -- 1.2%
Archer Daniels Midland Co.          76,500    1,041,930
                                           ------------
   PACKAGED FOODS -- 10.3%
ConAgra Foods, Inc.                130,100    3,154,925
General Mills, Inc.                 37,200    1,537,104
H.J. Heinz Co.                      27,600      887,616
Sara Lee Corp.                     163,400    3,730,422
                                           ------------
                                              9,310,067
                                           ------------
   TOBACCO -- 0.9%
Philip Morris Companies, Inc.       20,300      827,225
                                           ------------

-------------------------------------------------------
ENERGY -- 9.7%
ENERGY EQUIPMENT & SERVICES -- 1.4%
   OIL & GAS EQUIPMENT & SERVICES -- 1.4%
Halliburton Co.                     74,900    1,211,882
                                           ------------
OIL & GAS -- 8.3%
   INTEGRATED OIL & GAS -- 7.3%
ChevronTexaco Corp.                 12,600      852,138
ConocoPhillips                      35,930    1,742,605
Marathon Oil Corp.                  75,900    1,586,310
Royal Dutch Petroleum Co.           56,300    2,408,514
                                           ------------
                                              6,589,567
                                           ------------



                                    SHARES        VALUE
-------------------------------------------------------
   OIL & GAS EXPLORATION & PRODUCTION -- 1.0%
Anadarko Petroleum Corp.            21,000   $  935,340
                                           ------------

-------------------------------------------------------
FINANCIALS -- 23.3%
DIVERSIFIED FINANCIAL -- 9.2%
   DIVERSIFIED FINANCIAL SERVICES -- 9.2%
Citigroup, Inc.                    115,000    4,249,250
Freddie Mac                         50,300    3,097,474
J.P. Morgan Chase & Co.             43,200      896,400
                                           ------------
                                              8,243,124
                                           ------------
INSURANCE -- 14.1%
   LIFE & HEALTH INSURANCE -- 2.5%
AFLAC, Inc.                         47,500    1,445,900
Lincoln National Corp.              27,300      832,923
                                           ------------
                                              2,278,823
                                           ------------
   MULTI-LINE INSURANCE -- 3.2%
American International Group, Inc.  45,300    2,833,515
                                           ------------
   PROPERTY & CASUALTY INSURANCE -- 8.4%
Berkshire Hathaway, Inc., Class A (a)   60    4,451,400
Chubb Corp.                         27,600    1,556,916
St. Paul Cos., Inc.                 38,600    1,266,080
Travelers Property Casualty Corp.,
   Class A (a)                      13,871      184,068
Travelers Property Casualty Corp.,
   Class B (a)                      10,225      138,242
                                           ------------
                                              7,596,706
                                           ------------

-------------------------------------------------------
HEALTH CARE -- 9.8%
HEALTH CARE EQUIPMENT & SERVICES -- 3.8%
   MANAGED HEALTH CARE -- 3.8%
Aetna, Inc.                         85,100    3,429,530
                                           ------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 6.0%
   PHARMACEUTICALS -- 6.0%

Bristol-Myers Squibb Co.            43,000    1,058,230
Merck & Co., Inc.                   79,700    4,322,928
                                           ------------
                                              5,381,158
                                           ------------

-------------------------------------------------------
INDUSTRIALS -- 6.7%
CAPITAL GOODS -- 4.4%
   AEROSPACE & DEFENSE -- 1.6%
Honeywell International, Inc.       60,900    1,457,946
                                           ------------
   ELECTRICAL COMPONENTS & EQUIPMENT -- 1.0%
Emerson Electric Co.                17,900      862,422
                                           ------------
   INDUSTRIAL CONGLOMERATES -- 1.1%
Textron, Inc.                       24,400    1,000,400
                                           ------------
   INDUSTRIAL MACHINERY -- 0.7%
Dover Corp.                         25,600      642,048
                                           ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
   ENVIRONMENTAL SERVICES -- 1.8%
Waste Management, Inc.              71,170    1,638,333
                                           ------------
TRANSPORTATION -- 0.5%
   AIRLINES -- 0.5%
AMR Corp. (a)                       84,800      400,256
                                           ------------


See notes to investment portfolio.

October 31, 2002


COMMON STOCKS (CONTINUED)           SHARES        VALUE
-------------------------------------------------------
INFORMATION TECHNOLOGY -- 4.1%
SOFTWARE & SERVICES -- 1.7%
   INFORMATION TECHNOLOGY CONSULTING &
     SERVICES -- 1.1%
Electronic Data Systems Corp.       65,400   $  984,924
                                           ------------
   SYSTEMS SOFTWARE -- 0.6%
Computer Associates
   International, Inc.              33,900      503,754
                                           ------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 2.4%
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
Celestica, Inc. (a)                 47,500      655,500
                                           ------------
   OFFICE ELECTRONICS -- 1.2%
Xerox Corp. (a)                    155,900    1,035,176
                                           ------------
   TELECOMMUNICATIONS EQUIPMENT-- 0.5%
Motorola, Inc.                      50,900      466,753
                                           ------------

--------------------------------------------------------
MATERIALS -- 6.1%
CHEMICALS -- 2.3%
   DIVERSIFIED CHEMICALS -- 2.3%
Akzo Nobel N.V., ADR                39,000    1,164,540
E.I. Du Pont De Nemours & Co.       22,500      928,125
                                           ------------
                                               2,092,665
                                           ------------
METALS & MINING -- 0.7%
   STEEL -- 0.7%
Nucor Corp.                         15,100      636,314
                                           ------------
PAPER & FOREST PRODUCTS -- 3.1%
   PAPER PRODUCTS -- 3.1%
Bowater, Inc.                       19,500      660,855
Georgia-Pacific Corp.               88,300    1,077,260
International Paper Co.             29,500    1,030,435
                                           ------------
                                              2,768,550
                                           ------------

-------------------------------------------------------
TELECOMMUNICATION SERVICES -- 12.5%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 12.5%
   INTEGRATED TELECOMMUNICATION SERVICES -- 12.5%
AT&T Corp.                         220,800    2,879,232
BellSouth Corp.                     71,500    1,869,725
Deutsche Telekom AG, ADR           110,950    1,262,611
Nippon Telegraph & Telephone
   Corp., ADR                       27,900      514,755
SBC Communications, Inc.            81,600    2,093,856
Verizon Communications, Inc.        68,600    2,590,336
                                           ------------
                                             11,210,515
                                           ------------



                                    SHARES        VALUE
-------------------------------------------------------
UTILITIES -- 2.7%
ELECTRIC UTILITIES -- 1.2%
PG&E Corp. (a)                     101,000  $ 1,095,850
                                           ------------
GAS UTILITIES -- 0.5%
El Paso Corp.                       54,900      425,475
                                           ------------
MULTI-UTILITIES & UNREGULATED POWER -- 1.0%
Duke Energy Corp.                   45,900      940,491
                                           ------------
TOTAL COMMON STOCKS
   (cost of $101,250,409)                    88,363,905
                                           ------------
SHORT-TERM OBLIGATION -- 1.2%           PAR
-------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated
10/31/02, due 11/01/02 at 1.880%,
collateralized by U.S. Treasury
Obligations with various
maturities to 11/15/28, market
value of $1,160,708 (repurchase
proceeds $1,135,059)
   (cost of $1,135,000)         $1,135,000    1,135,000
                                           ------------
TOTAL INVESTMENTS -- 99.5%
   (cost of $102,385,409)(b)                 89,498,905
                                           ------------
OTHER ASSETS & LIABILITIES, NET -- 0.5%         433,403
-------------------------------------------------------
NET ASSETS -- 100.0%                        $89,932,308
                                           ------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for federal income tax purposes is $102,478,825.

      ACRONYM               NAME
     ---------   ---------------------------
        ADR      American Depositary Receipt

See notes to financial statements.


Statements of Assets & Liabilities

October 31, 2002
                                                                     LTMAGF                           LTMGF
---------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                    $ 12,594,348                    $339,792,573
                                                                        ------------                    ------------
Investments, at value                                                     12,826,124                     327,160,602
Cash                                                         $      487                      $      923
Receivables for:
   Investments sold                                             191,598                       5,613,316
   Fund shares sold                                              42,407                          82,781
   Dividends                                                      1,039                         245,459
   Interest                                                          18                             396
Expense reimbursement due from Advisor/Administrator             25,920                              --
Deferred Trustees' compensation plan                                380                           9,695
Other assets                                                         --                           2,899
                                                            -----------                     -----------
     Total Assets                                                         13,087,973                     333,116,071
                                                                        ------------                    ------------
LIABILITIES:
Payables for:
   Investments purchased                                        235,806                       3,006,698
   Fund shares repurchased                                       37,111                         739,372
   Management fee                                                 8,682                         167,631
   Administration fee                                             2,006                          69,846
   Transfer agent fee                                             5,027                         105,830
   Pricing and bookkeeping fees                                   1,113                          12,037
   Trustees' fee                                                     --                              27
Deferred Trustees' fee                                              380                           9,695
Other liabilities                                                32,351                          23,348
                                                            -----------                     -----------
     Total Liabilities                                                       322,476                       4,134,484
                                                                        ------------                    ------------
NET ASSETS                                                              $ 12,765,497                    $328,981,587
                                                                        ============                    ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $ 27,083,541                    $517,766,138
Accumulated net investment loss                                                 (505)                        (13,849)
Accumulated net realized loss                                            (14,549,315)                   (176,138,731)
Net unrealized appreciation (depreciation) on investments                    231,776                     (12,631,971)
                                                                        ============                    ============
NET ASSETS                                                              $ 12,765,497                    $328,981,587
                                                                        ============                    ============
CLASS A:
Net assets                                                              $  2,825,380                    $ 66,759,698
Shares outstanding                                                           438,575                       6,144,456
                                                                        ============                    ============
Net asset value per share                                               $       6.44(a)                 $      10.87(a)
                                                                        ============                    ============
Maximum offering price per share (net asset value/0.9425)               $       6.83(b)                 $      11.53(b)
                                                                        ============                    ============
CLASS B:
Net assets                                                              $  8,238,072                    $216,800,690
Shares outstanding                                                         1,300,581                      20,859,262
                                                                        ============                    ============
Net asset value and offering price per share                            $       6.33(a)                 $      10.39(a)
                                                                        ============                    ============
CLASS C:
Net assets                                                              $  1,699,060                    $ 30,837,367
Shares outstanding                                                           268,329                       2,967,582
                                                                        ============                    ============
Net asset value and offering price per share                            $       6.33(a)                 $      10.39(a)
                                                                        ============                    ============
CLASS E:
Net assets                                                              $         --                    $  5,793,979
Shares outstanding                                                                --                         535,631
                                                                        ============                    ============
Net asset value and redemption price per share                          $         --                    $      10.82
                                                                        ============                    ============
Maximum offering price per share (net asset value/0.9550)               $         --                    $      11.33(b)
                                                                        ============                    ============
CLASS F:
Net assets                                                              $         --                    $  8,709,455
Shares outstanding                                                                --                         836,933
                                                                        ============                    ============
Net asset value and offering price per share                            $         --                    $      10.41(a)
                                                                        ============                    ============
CLASS Z:
Net assets                                                              $      2,985                    $     80,398
Shares outstanding                                                               464                           7,334
                                                                        ============                    ============
Net asset value, offering and redemption price per share                $       6.43                    $      10.96
                                                                        ============                    ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.


Statements of Assets & Liabilities

October 31, 2002
                                                                    LTMGF II                          LTMVF
---------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                    $ 52,091,174                    $102,385,409
                                                                        ------------                    ------------
Investments, at value                                                     46,074,324                      89,498,905
Cash                                                         $      565                      $      719
Receivables for:
   Investments sold                                             293,387                       1,448,271
   Fund shares sold                                              41,909                         148,686
   Dividends                                                     35,319                         176,334
   Interest                                                          77                              59
Expense reimbursement due from Advisor/Administrator              1,858                              --
Deferred Trustees' compensation plan                              1,108                           1,923
                                                           ------------                    ------------
     Total Assets                                                         46,448,547                      91,274,897
                                                                        ------------                    ------------
LIABILITIES:
Payables for:
   Investments purchased                                        410,406                       1,028,932
   Fund shares repurchased                                       11,692                         197,191
   Management fee                                                30,741                          59,009
   Administration fee                                             7,685                          14,752
   Transfer agent fee                                            10,877                          19,245
   Pricing and bookkeeping fees                                   2,480                           3,865
Deferred Trustees' fee                                            1,108                           1,923
Other liabilities                                                35,539                          17,672
                                                           ------------                    ------------
     Total Liabilities                                                       510,528                       1,342,589
                                                                        ------------                    ------------
NET ASSETS                                                              $ 45,938,019                    $ 89,932,308
                                                                        ============                    ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $ 81,709,237                    $118,505,083
Accumulated net investment loss                                               (1,690)                         (3,053)
Accumulated net realized loss                                            (29,752,678)                    (15,683,218)
Net unrealized appreciation (depreciation) on investments                 (6,016,850)                    (12,886,504)
                                                                        ------------                    ------------
NET ASSETS                                                              $ 45,938,019                    $ 89,932,308
                                                                        ============                    ============
CLASS A:
Net assets                                                              $  7,691,624                    $ 19,767,426
Shares outstanding                                                         1,108,511                       2,224,535
                                                                        ============                    ============
Net asset value per share                                               $       6.94(a)                 $       8.89(a)
                                                                        ============                    ============
Maximum offering price per share (net asset value/0.9425)               $       7.36(b)                 $       9.43(b)
                                                                        ============                    ============
CLASS B:
Net assets                                                              $ 30,870,963                    $ 52,701,054
Shares outstanding                                                         4,542,160                       6,072,173
                                                                        ============                    ============
Net asset value and offering price per share                            $       6.80(a)                 $       8.68(a)
                                                                        ============                    ============
CLASS C:
Net assets                                                              $  6,481,182                    $ 17,462,896
Shares outstanding                                                           955,603                       2,012,044
                                                                        ============                    ============
Net asset value and offering price per share                            $       6.78(a)                 $       8.68(a)
                                                                        ============                    ============
CLASS Z:
Net assets                                                              $    894,250                    $        932
Shares outstanding                                                           128,219                             104
                                                                        ============                    ============
Net asset value, offering and redemption price per share                $       6.97                    $       8.96
                                                                        ============                    ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.


Statements of Operations

For the Year Ended October 31, 2002

                                                                     LTMAGF                           LTMGF
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                 $   37,161                     $ 5,223,170
Interest                                                                      11,216                         211,457
                                                                        ------------                    ------------
   Total Investment Income (net of foreign taxes
     withheld of $86 and $10,270, respectively)                               48,377                       5,434,627
                                                                        ------------                    ------------
EXPENSES:
Management fee                                                $ 137,474                    $  2,653,754
Administration fee                                               34,369                       1,105,731
Service fee:
   Class A                                                        9,574                         226,370
   Class B                                                       26,767                         731,829
   Class C                                                        5,935                         104,572
   Class E                                                           --                          16,845
   Class F                                                           --                          25,058
Distribution fee:
   Class A                                                        1,915                              --
   Class B                                                       80,263                       2,195,488
   Class C                                                       17,748                         313,717
   Class E                                                           --                           6,738
   Class F                                                           --                          75,354
Transfer agent fee                                               52,559                         975,198
Pricing and bookkeeping fees                                     13,164                         176,219
Trustees' fee                                                     5,465                          22,377
Custody fee                                                       5,479                          15,826
Registration fee                                                 54,651                         100,068
Other expenses                                                   28,838                          60,319
                                                           ------------                    ------------
   Total Expenses                                               474,201                       8,805,463
Fees and expenses waived or reimbursed by
   Advisor/Administrator                                       (117,766)                             --
Custody earnings credit                                             (57)                           (116)
                                                           ------------                    ------------
   Net Expenses                                                              356,378                       8,805,347
                                                                        ------------                    ------------
Net Investment Loss                                                         (308,001)                     (3,370,720)
                                                                        ------------                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized loss on investments                                          (2,855,344)                    (56,235,239)
Net change in unrealized appreciation/depreciation
   on investments                                                          1,853,314                      (3,638,348)
                                                                        ------------                    ------------
Net Loss                                                                  (1,002,030)                    (59,873,587)
                                                                        ------------                    ------------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                                       $ (1,310,031)                   $(63,244,307)
                                                                        ============                    ============



See notes to financial statements.


Statements of Operations

For the Year Ended October 31, 2002

                                                                    LTMGF II                          LTMVF
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                 $  685,220                     $ 2,200,968
Interest                                                                      32,166                         121,832
                                                                        ------------                    ------------
   Total Investment Income (net of foreign taxes
     withheld of $1,317 and $22,201, respectively)                           717,386                       2,322,800
                                                                        ------------                    ------------
EXPENSES:
Management fee                                              $   472,796                       $ 952,295
Administration fee                                              118,199                         238,074
Service fee:
   Class A                                                       24,410                          65,871
   Class B                                                       99,928                         174,077
   Class C                                                       21,309                          57,642
Distribution fee:
   Class A                                                           --                          13,174
   Class B                                                      299,783                         522,231
   Class C                                                       63,929                         172,925
Transfer agent fee                                              133,766                         211,164
Pricing and bookkeeping fees                                     30,841                          56,979
Trustees' fee                                                     6,830                           8,811
Custody fee                                                       4,604                           8,445
Registration fee                                                 56,697                          62,317
Other expenses                                                   33,156                          27,670
                                                           ------------                    ------------
   Total Expenses                                             1,366,248                       2,571,675
Fees and expenses waived or reimbursed by
   Advisor/Administrator                                       (118,003)                             --
Custody earnings credit                                             (61)                            (57)
                                                           ------------                    ------------
   Net Expenses                                                            1,248,184                       2,571,618
                                                                        ------------                    ------------
Net Investment Loss                                                         (530,798)                       (248,818)
                                                                        ------------                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized loss on investments                                          (9,333,607)                    (15,507,933)
Net change in unrealized appreciation/depreciation
   on investments                                                          2,290,838                     (14,402,670)
                                                                        ------------                    ------------
Net Loss                                                                  (7,042,769)                    (29,910,603)
                                                                        ------------                    ------------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                                       $ (7,573,567)                   $(30,159,421)
                                                                        ============                    ============



See notes to financial statements.


Statements of Changes in Net Assets

                                                                       LTMAGF                         LTMGF
---------------------------------------------------------------------------------------------------------------------
                                                                 YEAR         YEAR              YEAR         YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                              OCTOBER 31,  OCTOBER 31,       OCTOBER 31,  OCTOBER 31,
                                                                 2002         2001              2002         2001
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                          $ (308,001)  $ (344,399)     $  (3,370,720)$  (6,259,784)
Net realized loss on investments                             (2,855,344) (11,029,299)       (56,235,239)  (91,385,972)
Net change in unrealized appreciation/depreciation
   on investments                                             1,853,314   (1,286,754)        (3,638,348) (150,722,346)
                                                            -----------  -----------      -------------  ------------
     Net Decrease from Operations                            (1,310,031) (12,660,452)       (63,244,307) (248,368,102)
                                                            -----------  -----------      -------------  ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                918,229    4,369,633          8,721,673    46,465,235
   Redemptions                                               (1,895,664)  (3,079,463)       (32,084,446)  (57,626,591)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                  (977,435)   1,290,170        (23,362,773)  (11,161,356)
                                                            -----------  -----------      -------------  ------------
Class B:
   Subscriptions                                              1,187,026    6,168,252         13,151,957    55,118,698
   Redemptions                                               (3,112,236)  (4,417,386)       (81,597,675)  (93,635,138)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                (1,925,210)   1,750,866        (68,445,718)  (38,516,440)
                                                            -----------  -----------      -------------  ------------
Class C:
   Subscriptions                                                529,404    2,977,466          5,562,656    10,078,695
   Redemptions                                               (1,152,931)    (749,596)       (15,790,888)  (18,705,192)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                  (623,527)   2,227,870        (10,228,232)   (8,626,497)
                                                            -----------  -----------      -------------  ------------
Class E:
   Subscriptions                                                     --           --            224,389       681,224
   Redemptions                                                       --           --           (238,932)      (64,114)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                        --           --            (14,543)      617,110
                                                            -----------  -----------      -------------  ------------
Class F:
   Subscriptions                                                     --           --            527,180     1,314,325
   Redemptions                                                       --           --           (353,318)     (141,627)
                                                            -----------  -----------      -------------  ------------
      Net Increase                                                   --           --            173,862     1,172,698
                                                            -----------  -----------      -------------  ------------
Class Z:
   Subscriptions                                                408,190        2,900                 --       470,072
   Redemptions                                                 (397,190)     (22,915)          (850,740)     (923,464)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                    11,000      (20,015)          (850,740)     (453,392)
                                                            -----------  -----------      -------------  ------------
Net Increase (Decrease) from Share Transactions              (3,515,172)   5,248,891       (102,728,144)  (56,967,877)
                                                            -----------  -----------      -------------  ------------
Total Decrease in Net Assets                                 (4,825,203)  (7,411,561)      (165,972,451) (305,335,979)
                                                            -----------  -----------      -------------  ------------
NET ASSETS:
Beginning of period                                          17,590,700   25,002,261        494,954,038   800,290,017
                                                            -----------  -----------      -------------  ------------
End of period                                               $12,765,497  $17,590,700       $328,981,587  $494,954,038
                                                            ===========  ===========      =============  ============
Accumulated net investment loss                             $      (505) $      (403)      $    (13,849) $    (12,383)
                                                            ===========  ===========      =============  ============


See notes to financial statements.


Statements of Changes in Net Assets (continued)


                                                                       LTMAGF                         LTMGF
---------------------------------------------------------------------------------------------------------------------
                                                                 YEAR         YEAR              YEAR         YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                              OCTOBER 31,  OCTOBER 31,       OCTOBER 31,  OCTOBER 31,
                                                                 2002         2001              2002         2001
---------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                                120,292      476,131            680,896     2,814,802
   Redemptions                                                 (258,069)    (322,558)        (2,614,841)   (3,632,470)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                  (137,777)     153,573         (1,933,945)     (817,668)
                                                            -----------  -----------      -------------  ------------
Class B:
   Subscriptions                                                161,551      645,696          1,049,853     3,574,056
   Redemptions                                                 (440,359)    (531,349)        (7,007,740)   (6,564,025)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                  (278,808)     114,347         (5,957,887)   (2,989,969)
                                                            -----------  -----------      -------------  ------------
Class C:
   Subscriptions                                                 70,516      313,962            455,735       657,829
   Redemptions                                                 (163,218)     (79,878)        (1,341,588)   (1,300,146)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                   (92,702)     234,084           (885,853)     (642,317)
                                                            -----------  -----------      -------------  ------------
Class E:
   Subscriptions                                                     --           --             17,655        44,092
   Redemptions                                                       --           --            (21,839)       (4,394)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                        --           --             (4,184)       39,698
                                                            -----------  -----------      -------------  ------------
Class F:
   Subscriptions                                                     --           --             42,623        87,745
   Redemptions                                                       --           --            (31,434)       (9,869)
                                                            -----------  -----------      -------------  ------------
      Net Increase                                                   --           --             11,189        77,876
                                                            -----------  -----------      -------------  ------------
Class Z:
   Subscriptions                                                 51,745          353                 --        31,418
   Redemptions                                                  (59,967)      (2,044)           (64,379)      (64,836)
                                                            -----------  -----------      -------------  ------------
      Net Decrease                                               (8,222)      (1,691)           (64,379)      (33,418)
                                                            -----------  -----------      -------------  ------------



See notes to financial statements.


Statements of Changes in Net Assets (continued)


                                                                      LTMGF II                        LTMVF
---------------------------------------------------------------------------------------------------------------------
                                                                 YEAR         YEAR              YEAR         YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                              OCTOBER 31,  OCTOBER 31,       OCTOBER 31,  OCTOBER 31,
                                                                 2002         2001              2002         2001
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                         $  (530,798) $  (728,990)       $  (248,818)  $  (235,832)
Net realized gain (loss) on investments                      (9,333,607) (18,789,477)       (15,507,933)    4,561,444
Net change in unrealized appreciation/depreciation
   on investments                                             2,290,838   (7,323,111)       (14,402,670)   (5,897,988)
                                                            -----------  -----------      -------------  ------------
     Net Decrease from Operations                            (7,573,567) (26,841,578)       (30,159,421)   (1,572,376)
                                                            -----------  -----------      -------------  ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                              2,585,072    7,643,142         10,989,897    16,243,097
   Redemptions                                               (3,053,453)  (1,626,687)       (10,381,631)   (4,271,946)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                  (468,381)   6,016,455            608,266    11,971,151
                                                            -----------  -----------      -------------  ------------
Class B:
   Subscriptions                                              5,060,865   22,428,453         17,390,433    35,521,791
   Redemptions                                              (11,451,939) (11,461,449)       (16,719,891)  (13,982,182)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                (6,391,074)  10,967,004            670,542    21,539,609
                                                            -----------  -----------      -------------  ------------
Class C:
   Subscriptions                                              2,105,388    8,646,968          9,058,575    13,567,721
   Redemptions                                               (3,549,281)  (2,389,931)        (7,028,058)   (2,184,945)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                (1,443,893)   6,257,037          2,030,517    11,382,776
                                                            -----------  -----------      -------------  ------------
Class Z:
   Subscriptions                                                434,351    1,412,184                 --         1,601
   Redemptions                                                 (700,801)  (3,898,714)                --        (1,587)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                  (266,450)  (2,486,530)                --            14
                                                            -----------  -----------      -------------  ------------
Net Increase (Decrease) from Share Transactions              (8,569,798)  20,753,966          3,309,325    44,893,550
                                                            -----------  -----------      -------------  ------------
Total Increase (Decrease) in Net Assets                     (16,143,365)  (6,087,612)       (26,850,096)   43,321,174
NET ASSETS:
Beginning of period                                          62,081,384   68,168,996        116,782,404    73,461,230
                                                            -----------  -----------      -------------  ------------
End of period                                               $45,938,019  $62,081,384       $ 89,932,308  $116,782,404
                                                            ===========  ===========      =============  ============
Accumulated net investment loss                             $    (1,690) $    (1,172)      $     (3,053) $     (2,226)
                                                            ===========  ===========      =============  ============



See notes to financial statements.


Statements of Changes in Net Assets (continued)


                                                                      LTMGF II                        LTMVF
---------------------------------------------------------------------------------------------------------------------
                                                                 YEAR         YEAR              YEAR         YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                              OCTOBER 31,  OCTOBER 31,       OCTOBER 31,  OCTOBER 31,
                                                                 2002         2001              2002         2001
---------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                                307,872      780,610            962,625     1,395,553
   Redemptions                                                 (396,592)    (169,297)          (990,919)     (371,094)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                   (88,720)     611,313            (28,294)    1,024,459
                                                            -----------  -----------      -------------  ------------
Class B:
   Subscriptions                                                618,499    2,243,079          1,548,507     3,095,403
   Redemptions                                               (1,495,782)  (1,243,543)        (1,691,536)   (1,225,037)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                  (877,283)     999,536           (143,029)    1,870,366
                                                            -----------  -----------      -------------  ------------
Class C:
   Subscriptions                                                257,090      902,487            809,984     1,181,731
   Redemptions                                                 (453,851)    (254,686)          (702,641)     (191,061)
                                                            -----------  -----------      -------------  ------------
      Net Increase (Decrease)                                  (196,761)     647,801            107,343       990,670
                                                            -----------  -----------      -------------  ------------
Class Z:
   Subscriptions                                                 59,549      131,028                 --           136
   Redemptions                                                  (83,691)    (388,054)                --          (136)
                                                            -----------  -----------      -------------  ------------
      Net Decrease                                              (24,142)    (257,026)                --            --
                                                            -----------  -----------      -------------  ------------



See notes to financial statements.

Notes to Financial Statements

October 31, 2002



NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Tax-Managed Aggressive Growth Fund ("LTMAGF"), Liberty Tax-Managed Growth Fund ("LTMGF"), Liberty Tax-Managed Growth Fund II ("LTMGF II") and Liberty Tax-Managed Value Fund ("LTMVF") are each a series of Liberty Funds Trust I (individually referred to as a "Fund", collectively referred to as the "Funds") and are diversified portfolios. Liberty Funds Trust I is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund's investment goal is to seek long-term capital growth while reducing shareholder exposure to taxes. The Funds may issue an unlimited number of shares. LTMGF offers six classes of shares: Class A, Class B, Class C, Class E, Class F and Class Z. LTMAGF, LTMGF II and LTMVF each offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class E and Class F shares are trust shares. Class E shares are sold with a front-end sales charge and Class F shares are subject to a contingent deferred sales charge. Class F shares will convert into Class E shares after eight years. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than applicable 12b-1 fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data and ratios are calculated by adjusting the expense and net investment income (loss) per share data and ratios for the Funds for the period by the service and distribution fees applicable to each class of shares.

FEDERAL INCOME TAXES:
Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of their taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

OTHER:
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Funds become aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, net operating losses, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2002, permanent items identified and reclassified among the components of net assets are as follows:

                          ACCUMULATED
                         NET INVESTMENT     PAID-IN
                              LOSS          CAPITAL
                          --------------  ----------
LTMAGF                     $ 307,899      $ (307,899)
LTMGF                      3,369,254      (3,369,254)
LTMGF II                     530,280        (530,280)
LTMVF                        247,991        (247,991)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                             UNREALIZED
                            APPRECIATION
                           (DEPRECIATION)*
                           --------------
LTMAGF                       $   185,390
LTMGF                        (13,853,833)
LTMGF II                      (6,526,988)
LTMVF                        (12,979,920)

*The difference between book-basis and tax-basis unrealized appreciation (depreciation), if applicable, is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

EXPIRING IN:      LTMAGF        LTMGF    LTMGF II       LTMVF
-----------  ----------- ------------ ----------- -----------
     2005    $        -- $    559,490 $        -- $        --
     2006             --    9,583,819          --          --
     2007             --    1,695,876          --          --
     2008        648,743   16,678,334   1,602,453      96,769
     2009     11,034,417   90,676,212  18,063,082          --
     2010      2,819,769   55,723,138   9,577,005  15,493,033
             -----------  ----------- ----------- -----------
     Total   $14,502,929 $174,916,869 $29,242,540 $15,589,802
             =========== ============ =========== ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE:

Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of each Fund and receives a monthly fee based on each Fund's average daily net assets as follows:

LTMAGF                             0.80% annually
LTMGF                              0.60% annually
LTMVF                              0.80% annually

For LTMGF II, the Advisor receives a monthly fee as follows:

                                            ANNUAL
AVERAGE DAILY NET ASSETS                   FEE RATE
-----------------------                    --------
First $500 million                          0.80%
Over $500 million                           0.75%

Stein Roe Investment Counsel LLC ("SRIC") was retained by the Advisor as sub-advisor to LTMGF and LTMGF II. As sub-advisor, SRIC runs the day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the two funds. The Advisor, out of the advisory fee it receives, pays SRIC a monthly sub-advisory fee equal to a base rate of 0.20% annually of the average daily net assets for each of the two funds. This base fee of 0.20% can be adjusted quarterly to an annual rate as high as 0.25% or to an annual rate as low as 0.15% depending on the investment performance of the Fund over a specified period of time as measured by Morningstar, Inc.'s Large Blend category for domestic equity funds. In addition, the Advisor's contract with SRIC provides that SRIC shall not receive a fee less than $350,000 per annum in the aggregate for managing both LTMGF and LTMGF II.

ADMINISTRATION FEE:
Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services and office facilities for a monthly fee based on each Fund's average daily net assets as follows:

LTMAGF                             0.20% annually
LTMGF                              0.25% annually
LTMGF II                           0.20% annually
LTMVF                              0.20% annually

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to each Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from each Fund an annual flat fee of $10,000, paid monthly, and in any month that a Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended October 31, 2002, the net asset based fee rates were 0.036%, 0.029% and 0.036%, respectively, for LTMGF, LTMGF II and LTMVF. The Funds also pay out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of each Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Funds' principal underwriter. During the year ended October 31, 2002, the Distributor retained net underwriting discounts of $2,883, $16,810, $5,847 and $20,419, respectively, for LTMAGF, LTMGF, LTMGF II and LTMVF sales of the Funds' Class A shares. For LTMAGF, the Distributor received contingent deferred sales charges ("CDSC") of $69,041 and $1,008 for Class B and Class C redemptions, respectively. For LTMGF, the Distributor received CDSC of $1,431,343, and $3,202 for Class B and Class C redemptions, respectively. For LTMGF II, the Distributor received CDSC of $75, $211,804 and $2,023 for Class A, Class B and Class C redemptions, respectively. For LTMVF, the Distributor received CDSC of $324,329 and $6,828 on Class B and Class C redemptions, respectively. For LTMGF, the Distributor did not retain any net underwriting discounts on sales of the Fund's Class E shares and did not receive any CDSC on Class F share redemptions.

LTMGF has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B, Class C, Class E and Class F shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B, Class C, Class F shares; and up to 0.10% annually of the average daily net assets attributable to Class E shares.

LTMGF II has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% of the average daily net assets attributable to Class B and Class C shares.

LTMAGF and LTMVF have each adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.05% of the average daily net assets attributable to Class A shares and 0.75% of the average daily net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor/Administrator has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.25% annually of the first $100 million of average daily net assets and 1.50% annually thereafter on LTMGF and LTMGF II, respectively, 1.25% annually of the Fund's average daily net assets on LTMAGF and 1.50% annually of the Fund's average daily net assets on LTMVF. The contractual expense limit agreements for LTMGF and LTMVF expired on January 24, 2002.

OTHER:
The Funds pay no compensation to their officers, all of whom are employees of the Advisor, Administrator or any of their affiliates.

The Funds' Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

LTMAGF, LTMGF, LTMGF II and LTMVF each have an agreement with its custodian bank under which $57, $116, $61 and $57, respectively, of custody fees were reduced by balance credits for the year ended October 31, 2002. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended October 31, 2002, purchases and sales of investments, other than short-term obligations, were as follows:

                       PURCHASES          SALES
                     ------------      ------------
LTMAGF               $ 19,823,274      $ 22,721,375
LTMGF                 178,207,380       277,408,908
LTMGF II               27,791,375        36,540,605
LTMVF                  90,073,018        80,352,077

Unrealized appreciation (depreciation) at October 31, 2002, based on cost of investments for federal income tax purposes, was:

                                              NET
                GROSS          GROSS       UNREALIZED
             UNREALIZED     UNREALIZED    APPRECIATION
            APPRECIATION   DEPRECIATION  (DEPRECIATION)
            ------------   ------------  -------------
LTMAGF      $ 1,126,373    $  (940,983)   $   185,390
LTMGF        38,729,786    (52,583,619)   (13,853,833)
LTMGFII       2,819,838     (9,346,826)    (6,526,988)
LTMVF         6,106,418    (19,086,338)   (12,979,920)

OTHER:

The Funds may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.

NOTE 5. LINE OF CREDIT
Each Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that each Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Funds are part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" in the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended October 31, 2002, the Funds had no borrowing under the agreement.

NOTE 6. OTHER RELATED PARTY TRANSACTIONS
For the year ended October 31, 2002, LTMAGF and LTMVF used AlphaTrade Inc., a wholly-owned subsidiary of the Advisor, as a broker. Total commissions paid to AlphaTrade Inc. during the period were $59 and $14,196, respectively. Additionally, LTMVF used Fleet Securities, Inc., a wholly-owned subsidiary of the Advisor, as a broker. Total commissions paid to Fleet Securities, Inc. during the period were $470.


Financial Highlights - LTMAGF

Selected data for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------
CLASS A SHARES                                                 2002             2001            2000(a)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 7.01          $ 12.36          $ 11.59
                                                             -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.09)           (0.09)           (0.04)
Net realized and unrealized gain (loss) on investments         (0.48)           (5.26)            0.81
                                                             -------         --------          -------
   Total from Investment Operations                            (0.57)           (5.35)            0.77
                                                             -------         --------          -------
NET ASSET VALUE, END OF PERIOD                                $ 6.44          $  7.01          $ 12.36
                                                             =======         ========          =======
TOTAL RETURN (c)(d)                                          (8.13)%         (43.28)%            6.64%(e)
                                                             =======         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                   1.55%            1.55%            1.55%(g)
Net investment loss (f)                                      (1.27)%          (1.05)%          (1.19)%(g)
Waiver/reimbursement                                           0.69%            0.85%            1.82%(g)
Portfolio turnover rate                                         121%             188%              47%(e)
Net assets, end of period (000's)                            $ 2,825          $ 4,043          $ 5,227

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.




Selected data for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------------
CLASS B SHARES                                                 2002             2001            2000(a)
                                                             -------         --------          -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 6.95          $ 12.34          $ 11.59
                                                             -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.14)           (0.15)           (0.06)
Net realized and unrealized gain (loss) on investments         (0.48)           (5.24)            0.81
                                                             -------         --------          -------
   Total from Investment Operations                            (0.62)           (5.39)            0.75
                                                             -------         --------          -------
NET ASSET VALUE, END OF PERIOD                                $ 6.33          $  6.95          $ 12.34
                                                             =======         ========          =======
TOTAL RETURN (c)(d)                                           (8.92)%        (43.68)%            6.47%(e)
                                                             =======         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                    2.25%           2.25%            2.25%(g)
Net investment loss (f)                                       (1.97)%         (1.75)%          (1.89)%(g)
Waiver/reimbursement                                            0.69%           0.85%            1.82%(g)
Portfolio turnover rate                                          121%            188%              47%(e)
Net assets, end of period (000's)                             $ 8,238        $ 10,979         $ 18,080

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.


Financial Highlights - LTMAGF (continued)


Selected data for a share outstanding throughout each period is as follows:

                                                                      YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------
CLASS C SHARES                                                 2002             2001            2000(a)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 6.95          $ 12.34          $ 11.59
                                                             -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.14)           (0.15)           (0.06)
Net realized and unrealized gain (loss) on investments         (0.48)           (5.24)            0.81
                                                             -------         --------          -------
   Total from Investment Operations                            (0.62)           (5.39)            0.75
                                                             -------         --------          -------
NET ASSET VALUE, END OF PERIOD                                $ 6.33          $  6.95          $ 12.34
                                                             =======         ========          =======
TOTAL RETURN (c)(d)                                          (8.92)%         (43.68)%            6.47%(e)
                                                             =======         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                   2.25%            2.25%            2.25%(g)
Net investment loss (f)                                      (1.97)%          (1.75)%          (1.89)%(g)
Waiver/reimbursement                                           0.69%            0.85%            1.82%(g)
Portfolio turnover rate                                         121%             188%              47%(e)
Net assets, end of period (000's)                            $ 1,699          $ 2,508          $ 1,567

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.




Selected data for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------
CLASS Z SHARES                                                 2002             2001            2000(a)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 7.03          $ 12.37          $ 11.59
                                                             -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.07)           (0.07)           (0.03)
Net realized and unrealized gain (loss) on investments         (0.53)           (5.27)            0.81
                                                             -------         --------          -------
   Total from Investment Operations                            (0.60)           (5.34)            0.78
                                                             -------         --------          -------
NET ASSET VALUE, END OF PERIOD                                $ 6.43          $  7.03          $ 12.37
                                                             =======         ========          =======
TOTAL RETURN (c)                                             (8.53)%         (43.17)%            6.73%(d)
                                                             =======         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                                   1.25%            1.25%            1.25%(f)
Net investment loss (e)                                      (0.97)%          (0.75)%          (0.89)%(f)
Waiver/reimbursement                                           0.69%            0.85%            1.82%(f)
Portfolio turnover rate                                         121%             188%              47%(d)
Net assets, end of period (000's)                             $    3           $   61           $  128

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.


Financial Highlights - LTMGF

Selected data for a share outstanding throughout each period is as follows:

                                                                      YEAR ENDED OCTOBER 31,
                                           -----------------------------------------------------------------------------
CLASS A SHARES                                2002             2001             2000             1999             1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 12.68          $ 18.38          $ 17.19          $ 13.39          $ 12.04
                                           --------         --------         --------         --------         --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (a)              (0.02)           (0.06)           (0.12)           (0.03)            0.03
Net realized and unrealized gain
   (loss) on investments                      (1.79)           (5.64)            1.31             3.83             1.32
                                           --------         --------         --------         --------         --------
   Total from Investment Operations           (1.81)           (5.70)            1.19             3.80             1.35
                                           --------         --------         --------         --------         --------
NET ASSET VALUE,
   END OF PERIOD                            $ 10.87          $ 12.68          $ 18.38          $ 17.19          $ 13.39
                                           ========         ========         ========         ========         ========
TOTAL RETURN (b)                           (14.27)%         (31.01)%            6.92%           28.38%           11.21%(c)
                                           ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                  1.41%            1.39%            1.44%            1.64%            1.56%
Net investment income (loss) (d)            (0.18)%          (0.38)%          (0.67)%          (0.21)%            0.22%
Waiver/reimbursement                             --               --               --               --            0.12%
Portfolio turnover rate                         42%              82%              69%              80%              91%
Net assets, end of period (000's)          $ 66,760         $102,403         $163,502         $ 97,531         $ 45,472

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


Financial Highlights - LTMGF (continued)


Selected data for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED OCTOBER 31,
                                           ------------------------------------------------------------------------------
CLASS B SHARES                                2002             2001             2000             1999             1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 12.22          $ 17.85          $ 16.82          $ 13.20          $ 11.96
                                           --------         --------         --------         --------         --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (a)                       (0.11)           (0.17)           (0.26)           (0.15)           (0.07)
Net realized and unrealized gain
   (loss) on investments                      (1.72)           (5.46)            1.29             3.77             1.31
                                           --------         --------         --------         --------         --------
   Total from Investment Operations           (1.83)           (5.63)            1.03             3.62             1.24
                                           --------         --------         --------         --------         --------
NET ASSET VALUE,
   END OF PERIOD                            $ 10.39          $ 12.22          $ 17.85          $ 16.82          $ 13.20
                                           ========         ========         ========         ========         ========
TOTAL RETURN (b)                           (14.98)%         (31.54)%            6.12%           27.42%           10.37%(c)
                                           ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS:

Expenses (d)                                  2.16%            2.14%            2.19%            2.39%            2.31%
Net investment loss (d)                     (0.93)%          (1.13)%          (1.42)%          (0.96)%          (0.53)%
Waiver/reimbursement                             --               --               --               --            0.12%
Portfolio turnover rate                         42%              82%              69%              80%              91%
Net assets, end of period (000's)          $216,801         $327,645         $532,082         $303,726         $124,829

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming no contingent deferred sales charge.
(c) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


Financial Highlights - LTMGF (continued)


Selected data for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED OCTOBER 31,
                                           ------------------------------------------------------------------------------
CLASS C SHARES                                2002             2001             2000             1999             1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 12.21          $ 17.85          $ 16.82          $ 13.20          $ 11.96
                                           --------         --------         --------         --------         --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (a)                       (0.11)           (0.17)           (0.26)           (0.15)           (0.07)
Net realized and unrealized gain
   (loss) on investments                      (1.71)           (5.47)            1.29             3.77             1.31
                                           --------         --------         --------         --------         --------
   Total from Investment Operations           (1.82)           (5.64)            1.03             3.62             1.24
                                           --------         --------         --------         --------         --------
NET ASSET VALUE,
   END OF PERIOD                            $ 10.39          $ 12.21          $ 17.85          $ 16.82          $ 13.20
                                           ========         ========         ========         ========         ========
TOTAL RETURN (b)                           (14.91)%         (31.60)%            6.12%           27.42%           10.37%(c)
                                           ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                  2.16%            2.14%            2.19%            2.39%            2.31%
Net investment loss (d)                     (0.93)%          (1.13)%          (1.42)%          (0.96)%          (0.53)%
Waiver/reimbursement                             --               --               --               --            0.12%
Portfolio turnover rate                         42%              82%              69%              80%              91%
Net assets, end of period (000's)           $30,837          $47,069          $80,232          $46,869          $18,786

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming no contingent deferred sales charge.
(c) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


Financial Highlights - LTMGF (continued)


Selected data for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED OCTOBER 31,
                                           ------------------------------------------------------------------------------
CLASS E SHARES                                2002             2001            2000(a)           1999             1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 12.63          $ 18.34          $ 17.17          $ 13.36          $ 12.02
                                           --------         --------         --------         --------         --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (b)              (0.03)           (0.07)           (0.14)           (0.05)            0.02
Net realized and unrealized gain
   (loss) on investments                      (1.78)           (5.64)            1.31             3.83             1.32
                                           --------         --------         --------         --------         --------
   Total from Investment Operations           (1.81)           (5.71)            1.17             3.78             1.34
                                           --------         --------         --------         --------         --------
NET ASSET VALUE,
   END OF PERIOD                            $ 10.82          $ 12.63          $ 18.34          $ 17.14          $ 13.36
                                           ========         ========         ========         ========         ========
TOTAL RETURN (c)                           (14.33)%         (31.13)%            6.81%           28.29%           11.15%(d)
                                           ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                  1.51%            1.49%            1.54%            1.74%            1.66%
Net investment income (loss) (e)            (0.28)%          (0.48)%          (0.77)%          (0.31)%            0.12%
Waiver/reimbursement                             --               --               --               --            0.12%
Portfolio turnover rate                         42%              82%              69%              80%              91%
Net assets, end of period (000's)           $ 5,794          $ 6,820          $ 9,171          $ 1,089           $  680

(a) Class E shares were collapsed into Class G shares on February 28, 2000, which were then redesigned Class E shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming no initial sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


Financial Highlights - LTMGF (continued)

Selected data for a share outstanding throughout each period is as follows:

                                                                      YEAR ENDED OCTOBER 31,
                                           ------------------------------------------------------------------------------
CLASS F SHARES                                2002             2001            2000(a)           1999             1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 12.23          $ 17.87          $ 16.83          $ 13.21          $ 11.97
                                           --------         --------         --------         --------         --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (b)                       (0.11)           (0.17)           (0.26)           (0.15)           (0.07)
Net realized and unrealized gain
   (loss) on investments                      (1.71)           (5.47)            1.30             3.71             1.31
                                           --------         --------         --------         --------         --------
   Total from Investment Operations           (1.82)           (5.64)            1.04             3.56             1.24
                                           --------         --------         --------         --------         --------
NET ASSET VALUE,
   END OF PERIOD                            $ 10.41          $ 12.23          $ 17.87          $ 16.77          $ 13.21
                                           ========         ========         ========         ========         ========
TOTAL RETURN (c)                           (14.88)%         (31.56)%            6.18%           26.95%           10.36%(d)
                                           ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                  2.16%            2.14%            2.19%            2.39%            2.31%
Net investment loss (e)                     (0.93)%          (1.13)%          (1.42)%          (0.96)%          (0.53)%
Waiver/reimbursement                             --               --               --               --            0.12%
Portfolio turnover rate                         42%              82%              69%              80%              91%
Net assets, end of period (000's)           $ 8,709         $ 10,101         $ 13,368          $ 2,025          $ 1,105

(a) Class F shares were collapsed into Class H shares on February 28, 2000, which were then redesigned Class F shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


Financial Highlights - LTMGF (continued)

Selected data for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED OCTOBER 31,
                                                            --------------------------------------------------------------
CLASS Z SHARES                                                 2002             2001             2000            1999(a)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 12.76          $ 18.46          $ 17.23          $ 15.56
                                                            --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                0.01            (0.02)           (0.08)           (0.02)
Net realized and unrealized gain (loss) on investments         (1.81)           (5.68)            1.31             1.69
                                                            --------         --------         --------         --------
   Total from Investment Operations                            (1.80)           (5.70)            1.23             1.67
                                                            --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD                               $ 10.96          $ 12.76          $ 18.46          $ 17.23
                                                            ========         ========         ========         ========
TOTAL RETURN                                                (14.11)%         (30.88)%            7.14%           10.73%(c)
                                                            ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                   1.16%            1.14%            1.19%            0.79%(e)
Net investment income (loss) (d)                               0.07%          (0.13)%          (0.42)%          (0.13)%(e)
Portfolio turnover rate                                          42%              82%              69%              80%
Net assets, end of period (000's)                            $    80          $   915          $ 1,941          $     1

(a)  Class Z shares were initially offered on January 11, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(e)  Annualized.


Financial Highlights - LTMGF II


Selected data for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED OCTOBER 31,
                                                            ----------------------------------------------
CLASS A SHARES                                                 2002             2001            2000(a)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 7.92          $ 11.55          $ 12.00
                                                            --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.02)           (0.04)           (0.07)
Net realized and unrealized loss on investments                (0.96)           (3.59)           (0.38)
                                                            --------         --------         --------
   Total from Investment Operations                            (0.98)           (3.63)           (0.45)
                                                            --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                $ 6.94           $ 7.92          $ 11.55
                                                            ========         ========          =======
TOTAL RETURN (c)(d)                                         (12.37)%         (31.43)%          (3.75)%(e)
                                                            ========         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                   1.50%            1.50%            1.50%(g)
Net investment loss (f)                                      (0.29)%          (0.42)%          (0.84)%(g)
Waiver/reimbursement                                           0.20%            0.16%            0.62%(g)
Portfolio turnover rate                                          49%              90%              32%(e)
Net assets, end of period (000's)                            $ 7,692          $ 9,486          $ 6,769

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.




Selected data for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED OCTOBER 31,
                                                            ----------------------------------------------
CLASS B SHARES                                                2002             2001            2000(a)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 7.82          $ 11.51          $ 12.00
                                                            --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.08)           (0.11)           (0.12)
Net realized and unrealized loss on investments                (0.94)           (3.58)           (0.37)
                                                            --------         --------         --------
Total from Investment Operations                               (1.02)           (3.69)           (0.49)
                                                            --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                $ 6.80           $ 7.82          $ 11.51
                                                            ========         ========          =======
TOTAL RETURN (c)(d)                                         (13.04)%         (32.06)%          (4.08)%(e)
                                                            ========         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                   2.25%            2.25%            2.25%(g)
Net investment loss (f)                                      (1.04)%          (1.17)%          (1.59)%(g)
Waiver/reimbursement                                           0.20%            0.16%            0.62%(g)
Portfolio turnover rate                                          49%              90%              32%(e)
Net assets, end of period (000's)                           $ 30,871         $ 42,391         $ 50,859

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.


Financial Highlights - LTMGF II (continued)


Selected data for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED OCTOBER 31,
                                                            -----------------------------------------------
CLASS C SHARES                                                 2002             2001            2000(a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 7.80          $ 11.50          $ 12.00
                                                            --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.08)           (0.11)           (0.12)
Net realized and unrealized loss on investments                (0.94)           (3.59)           (0.38)
                                                            --------         --------         --------
   Total from Investment Operations                            (1.02)           (3.70)           (0.50)
                                                            --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                $ 6.78           $ 7.80          $ 11.50
                                                            ========         ========          =======
TOTAL RETURN (c)(d)                                         (13.08)%         (32.17)%          (4.17)%(e)
                                                            ========         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                   2.25%            2.25%            2.25%(g)
Net investment loss (f)                                      (1.04)%          (1.17)%          (1.59)%(g)
Waiver/reimbursement                                           0.20%            0.16%            0.62%(g)
Portfolio turnover rate                                          49%              90%              32%(e)
Net assets, end of period (000's)                            $ 6,481          $ 8,994          $ 5,801

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.






Selected data for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED OCTOBER 31,
                                                            -----------------------------------------------
CLASS Z SHARES                                                  2002             2001            2000(a)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 7.95          $ 11.58          $ 12.00
                                                            --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                           --(c)         (0.02)           (0.05)
Net realized and unrealized loss on investments                (0.98)           (3.61)           (0.37)
                                                            --------         --------         --------
   Total from Investment Operations                            (0.98)           (3.63)           (0.42)
                                                            --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                $ 6.97           $ 7.95          $ 11.58
                                                            ========         ========          =======
TOTAL RETURN (d)                                            (12.33)%         (31.35)%          (3.50)%(e)
                                                            ========         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                   1.25%            1.25%            1.25%(g)
Net investment loss (f)                                      (0.04)%          (0.17)%          (0.59)%(g)
Waiver/reimbursement                                           0.20%            0.16%            0.62%(g)
Portfolio turnover rate                                          49%              90%              32%(e)
Net assets, end of period (000's)                             $  894          $ 1,211          $ 4,740

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.


Financial Highlights - LTMVF

Selected data for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED OCTOBER 31,
                                                            ------------------------------------------------------------
CLASS A SHARES                                                 2002             2001             2000            1999(a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 11.40          $ 11.41          $ 10.64          $ 12.00
                                                            --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                       0.04             0.04             0.04               --(c)
Net realized and unrealized gain (loss) on investments         (2.55)           (0.05)            0.73            (1.36)
                                                            --------         --------         --------         --------
   Total from Investment Operations                            (2.51)           (0.01)            0.77            (1.36)
                                                            --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                $ 8.89          $ 11.40          $ 11.41          $ 10.64
                                                            ========         ========          =======          =======
TOTAL RETURN (d)                                            (22.02)%          (0.09)%            7.24%         (11.33)%(e)
                                                            ========         ========          =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                   1.61%            1.71%            1.80%            1.77%(g)
Net investment income (f)                                      0.34%            0.32%            0.39%              --%(g)(h)
Portfolio turnover rate                                          72%              47%              76%              19%(e)
Net assets, end of period (000's)                           $ 19,767         $ 25,694         $ 14,017          $ 7,528

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.
(h)  Rounds to less than 0.01%.





Selected data for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED OCTOBER 31,
                                                            ------------------------------------------------------------
CLASS B SHARES                                                 2002             2001             2000            1999(a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 11.22          $ 11.30          $ 10.61          $ 12.00
                                                            --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.04)           (0.04)           (0.03)           (0.04)
Net realized and unrealized gain (loss) on investments         (2.50)           (0.04)            0.72            (1.35)
                                                            --------         --------         --------         --------
   Total from Investment Operations                            (2.54)           (0.08)            0.69            (1.39)
                                                            --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                $ 8.68          $ 11.22          $ 11.30          $ 10.61
                                                            ========         ========          =======          =======
TOTAL RETURN (c)                                            (22.64)%          (0.71)%            6.50%         (11.58)%(d)
                                                            ========         ========          =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                                   2.31%            2.41%            2.50%            2.60%(f)
Net investment loss (e)                                      (0.36)%          (0.38)%          (0.31)%          (0.83)%(f)
Portfolio turnover rate                                          72%              47%              76%              19%(d)
Net assets, end of period (000's)                           $ 52,701         $ 69,720         $ 49,112         $ 14,622

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.


Selected data for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED OCTOBER 31,
                                                            ------------------------------------------------------------
CLASS C SHARES                                                 2002             2001             2000           1999 (a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 11.22          $ 11.30          $ 10.61          $ 12.00
                                                            --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.04)           (0.04)           (0.03)           (0.04)
Net realized and unrealized gain (loss) on investments         (2.50)           (0.04)            0.72            (1.35)
                                                            --------         --------         --------         --------
   Total from Investment Operations                            (2.54)           (0.08)            0.69            (1.39)
                                                            --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                $ 8.68          $ 11.22          $ 11.30          $ 10.61
                                                            ========         ========          =======          =======
TOTAL RETURN (c)                                            (22.64)%          (0.71)%            6.50%         (11.58)%(d)
                                                            ========         ========          =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                                   2.31%            2.41%            2.50%            2.60%(f)
Net investment loss (e)                                      (0.36)%          (0.38)%          (0.31)%          (0.83)%(f)
Portfolio turnover rate                                          72%              47%              76%              19%(d)
Net assets, end of period (000's)                           $ 17,463         $ 21,367         $ 10,331          $ 4,137

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.





Selected data for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED OCTOBER 31,
                                                            ------------------------------------------------------------
CLASS Z SHARES                                                 2002             2001             2000            1999(a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 11.46          $ 11.43          $ 10.65          $ 12.00
                                                            --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                       0.07             0.07             0.07             0.01
Net realized and unrealized gain (loss) on investments         (2.57)           (0.04)            0.71            (1.36)
                                                            --------         --------         --------         --------
   Total from Investment Operations                            (2.50)            0.03             0.78            (1.35)
                                                            --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD                               $  8.96          $ 11.46          $ 11.43          $ 10.65
                                                            ========         ========          =======          =======
TOTAL RETURN                                                (21.82)%            0.26%            7.32%         (11.25)%(c)
                                                            ========         ========          =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                   1.31%            1.41%            1.50%            1.50%(e)
Net investment income (d)                                      0.64%            0.62%            0.69%            0.27%(e)
Portfolio turnover rate                                          72%              47%              76%              19%(c)
Net assets, end of period (000's)                            $     1          $     1          $     1          $ 2,396

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(e)  Annualized.

 Report of Independent Accountants

TO THE TRUSTEES OF LIBERTY TRUST I AND THE SHAREHOLDERS OF:

LIBERTY TAX-MANAGED GROWTH FUND AND
LIBERTY TAX-MANAGED VALUE FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Tax-Managed Growth Fund and Liberty Tax-Managed Value Fund (each a series of Liberty Trust I) (collectively "the Funds") at October 31, 2002, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts

December 17, 2002

 Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF LIBERTY FUNDS TRUST I:
LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND
LIBERTY TAX-MANAGED GROWTH FUND II

We have audited the accompanying statements of assets and liabilities, including the Investment Portfolios, of Liberty Tax-Managed Aggressive Growth Fund and Liberty Tax-Managed Growth Fund II (two of the series constituting Liberty Funds Trust I [the "Trust"]) as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Tax-Managed Aggressive Growth Fund and Liberty Tax-Managed Growth Fund II(two of the series of Liberty Funds Trust I) at of October 31, 2002, the results of their operations for the year then ended and, the changes in their net assets for each of the two years in the period then ended, and their financial highlights of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 12, 2002

 Trustees

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                            Year first                                                  Number of
                                            elected or                                              portfolios in fund     Other
                            Position with   appointed       Principal occupation(s)                  complex overseen  directorships
Name, address and age       Liberty Funds   to office       during past five years                      by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        103       None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         103       None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***     None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        103       None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      2000     Professor of Economics, University of Washington,      118*        None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980, Associate Editor, Journal
                                                     of Money Credit and Banking, since September
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties         105***    Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners    103    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)






47


TRUSTEES (CONTINUED)

                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs  103  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education            Directors, Enesco Group,
One Financial Center                                 Industry from 1994 to 1997, and President,            Inc. (designer, importer
Boston, MA 02111                                     Applications Solutions Division from 1991 to        and distributor of giftware
                                                     1994, IBM Corporation (global education and               and collectibles)
                                                     global applications))


INTERESTED TRUSTEES

William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners 105*** Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 LLC from November 1996 to February 1999;                provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia             103            None
One Financial Center             and                 Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Franham, Incorporated (Stein Roe)
                                                     since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of Stein
                                                     Roe since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000; Vice
                                                     President of Galaxy Funds since September 2002;
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.
** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
***In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr.
   Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


 OFFICERS AND TRANSFER AGENT

                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President      2001      President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management                                 Officer and Chief Executive Officer of Columbia Management Group or its
Group, Inc. 590 Madison                             predecessor since August 2000; President, Chief Executive Officer and Chief
Avenue, 36th Floor                                  Investment Officer of Fleet Investment Advisor Inc. since 2000 (formerly
Mail Stop NY EH 30636A                              Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
New York, NY 10022                                  from November 1996 to August 2000); President of the Galaxy Funds since
                                                    September 2002

Vicki L. Benjamin (age 41)   Chief        2001      Controller of the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds
One Financial Center      Accounting                since May 2002; Chief Accounting Officer of the Liberty Funds, Stein Roe Funds
Boston, MA 02111          Officer and               and Liberty All-Star Funds since June 2001; Controller and Chief Accounting
                          Controller                Officer of Galaxy Funds since September 2002; Vice President of LFG since April
                                                    2001 (formerly Vice President, Corporate Audit, State Street Bank and Trust
                                                    Company from May 1998 to April 2001; Audit Manager from July 1994 to June 1997;
                                                    Senior Audit Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of LFG since January 2001 (formerly
                                                    Vice President from April 2000 to January 2001; Vice President of Colonial
                                                    Management Associates, Inc. from February 1998 to October 2000; Senior Tax
                                                    Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)  Secretary    2002      Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel and Senior
                                                    Vice President of Fleet National Bank since September 2002 (formerly Senior
                                                    Vice President and Group Senior Counsel of Fleet National Bank from November
                                                    1994 to September 2002); Assistant Secretary of Galaxy Funds since September
                                                    2002



Important Information About This Report
The Transfer Agent for Liberty Tax-Managed Funds is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Managed Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Tax-Managed Funds

Liberty Tax-Managed Funds  ANNUAL REPORT, OCTOBER 31, 2002

                                                                    PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20


[eagle head logo]
LibertyFunds
A Member of Columbia Managment Group
(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                                 TM-02/667L-1002 (12/02) 02/2797